UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Argentina — 0.0%
Telecom Argentina ADR	8,200	$204

Australia — 4.0%
AGL Energy	2,312	36
Alumina (A)	1,263,908	3,213
Amcor	908,088	6,283
Ausdrill	20,461	65
Australia & New Zealand Banking Group (A)	420,760	10,071
Australian Stock Exchange	2,402	93
Beach Energy (A)	520,405	461
BHP Billiton (A)	155,095	7,194
Brambles	41,603	304
Caltex Australia	286,989	4,227
Centamin Egypt*	1,329,600	3,720
Coca-Cola Amatil	90,864	1,011
Cochlear	1,207	99
Commonwealth Bank of Australia	36,733	1,912
Dexus Property Group (A)(B)	526,193	429
Fortescue Metals Group*	292,025	1,958
Foster’s Group (A)	26,357	153
Goodman Group (A)(B)	64,093	43
GPT Group (A)(B)	343,462	1,035
GrainCorp	15,912	108
John Fairfax Holdings (A)	616,462	885
MacArthur Coal	7,313	96
Newcrest Mining	231,248	9,586
Orica	25,065	640
OZ Minerals (A)	1,211,939	2,137
Qantas Airways (A)	477,763	1,244
QR National*	32,279	91
Rio Tinto (A)	98,071	8,592
Santos	324,959	4,380
SP AusNet, Cl Miscellaneous (A)	447,619	399
Stockland (A)(B)	246,074	908
STW Communications Group	75,476	82
Suncorp Group	30,721	271
TABCORP Holdings	14,910	109
Transurban Group	31,476	165
Wesfarmers (A)	49,230	1,619
Westfield Group*(B)	87,592	678
Westfield Retail Trust*(A)(B)	78,646	207
Westpac Banking	1,865	42
Whitehaven Coal	283,365	1,952
Woolworths	62,859	1,738

		78,236

Austria — 0.3%
IMMOFINANZ*	277,738	1,192
Raiffeisen International Bank Holding (A)(C)	3,161	175
Telekom Austria	41,997	594
Vienna Insurance Group (C)	72,380	3,787
Voestalpine (A)	11,699	562

		6,310

Belgium — 1.4%
Ageas (A)	603,513	1,385

Description	Shares	Market Value ($ Thousands)

Bekaert (A)	3,263	$376
Belgacom	87,392	2,946
Colruyt (A)	91,435	4,667
Delhaize Group (A)	2,002	148
InBev	209,571	12,033
KBC Groep	44,924	1,537
Sa D’ieteren*	1,030	65
Telenet Group Holding	53,771	2,127
Umicore (A)	21,507	1,123

		26,407

Bosnia and Herzegovina — 0.1%
Axis Capital Holdings	64,200	2,304

Brazil — 1.8%
Amil Participacoes	541,704	5,809
Anhanguera Educacional Participacoes	228,397	5,503
Banco Santander Brasil ADR	238,000	3,237
Brasil Telecom ADR	94,034	2,062
Centrais Eletricas Brasileiras ADR	277,564	3,816
Embraer ADR	72,003	2,117
Petroleo Brasileiro ADR	190,993	7,227
Porto Seguro	297,200	5,067
Telecomunicacoes de Sao Paulo ADR	19,558	479

		35,317

Canada — 3.9%
Alimentation Couche Tard, Cl B	8,800	240
Bankers Petroleum*	410,400	3,139
Barrick Gold	110,479	5,875
Canadian Natural Resources	1,600	71
Celestica*	6,500	63
Cenovus Energy	118,700	3,976
CI Financial	4,700	106
Domtar	28,380	2,155
Eldorado Gold	209,500	3,901
First Quantum Minerals (A)	51,429	5,590
Garda World Security, Cl A*	10,200	95
Gildan Activewear	8,000	228
Kinross Gold	224,800	4,262
Magna International	17,277	898
Magna International, Cl A	41,800	2,184
Nexen	202,500	4,637
Niko Resources	69,236	7,189
Onex	68,600	2,087
Pacific Rubiales Energy	187,100	6,355
QLT*	8,100	60
Research In Motion*	50,430	2,932
Silver Wheaton*	215,600	8,458
Suncor Energy	319,598	12,283
TELUS, Cl A	1	—

		76,784

Chile — 0.5%
Banco Santander Chile ADR	23,800	2,224
Enersis ADR	32,888	764
Sociedad Quimica y Minera de Chile ADR (A)	113,900	6,654

		9,642

1	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

China — 0.9%
Bank of China, Cl H	7,580,200	$3,998
China Minsheng Banking, Cl H	188,500	161
China Petroleum & Chemical, Cl H	191,982	184
China Vanke, Cl B	1,371,000	1,693
Ctrip.com International ADR*	136,272	5,512
Dongfeng Motor Group, Cl H	662,000	1,141
Ping An Insurance Group of China, Cl H	457,500	5,115
Qingling Motors, Cl H	794,000	238

		18,042

Denmark — 1.0%
Carlsberg, Cl B	15,205	1,532
Coloplast, Cl B (A)(C)	13,822	1,886
Danske Bank	3,095	80
DSV (C)	2,149	48
Novo Nordisk, Cl B (A)	94,947	10,742
Novozymes, Cl B	6,591	923
Royal UNIBREW	3,079	184
TrygVesta (A)(C)	89,480	4,144

		19,539

Finland — 1.4%
Kesko, Cl B	11,782	553
Kone, Cl B (A)(C)	44,339	2,472
Metso (A)	135,043	7,584
Nokia ADR (A)	314,400	3,245
Nokia (A)	17,200	179
Nokian Renkaat (A)(C)	17,555	647
Orion, Cl B (C)	34,038	748
Pohjola Bank, Cl A	17,490	211
Sampo, Cl A (A)	56,707	1,522
Stora Enso, Cl R (A)	616,331	6,367
UPM-Kymmene (A)	125,904	2,241
Wartsila, Cl B (A)	19,228	1,471

		27,240

France — 8.5%
Accor	16,348	730
Air France-KLM	7,160	131
Air Liquide	829	105
Alcatel-Lucent	1,936,487	5,663
Areva	37,360	1,829
Arkema	30,125	2,177
AXA	185,158	3,093
BNP Paribas (A)	277,941	17,752
Bureau Veritas	23,666	1,801
Carrefour	91,418	3,784
Christian Dior	12,727	1,825
CNP Assurances	170,182	3,083
Dassault Systemes	5,052	382
Edenred*	2,034	48
EDF	59,312	2,442
Eurazeo	1,748	130
Eutelsat Communications	136,575	5,018
Fonciere Des Regions (B)	1,508	147
France Telecom	15,302	320
GDF Suez	214,653	7,732
Gecina (B)	2,473	273

Description	Shares	Market Value ($ Thousands)

Gemalto	41,626	$1,778
Groupe Danone	4,913	310
Groupe Eurotunnel	7,713	68
Hermes International	8,632	1,815
ICADE (B)	2,875	295
Lagardere SCA	6,467	268
Legrand	7,155	293
L’Oreal	2,518	281
LVMH Moet Hennessy Louis Vuitton	47,359	7,821
Michelin, Cl B	27,214	1,961
Natixis	432,588	2,031
Peugeot	139,325	5,310
PPR	5,959	951
Publicis Groupe	5,828	305
Renault	34,639	2,021
Rhodia	12,407	412
Safran	239,664	8,520
Sanofi-Aventis	224,954	14,441
Schneider Electric	112,437	16,894
SCOR	8,336	213
Societe Generale (A)	73,559	3,969
Sodexho Alliance	87,694	6,067
Technip	31,412	2,912
Thales	91,285	3,207
Total	112,489	5,984
Unibail (B)	2,568	510
Vallourec	62,197	6,558
Vinci	81,909	4,470
Vivendi	278,956	7,560

		165,690

Germany — 7.7%
Adidas	86,601	5,655
Allianz (A)	63,683	7,596
Axel Springer (A)	1,145	187
BASF (A)	136,713	10,953
Bayer	32,583	2,425
Bayerische Motoren Werke	43,587	3,448
Beiersdorf	2,284	127
Brenntag*	42,100	4,292
Commerzbank (A)	85,576	640
Continental (A)	9,320	743
DaimlerChrysler	66,140	4,493
Deutsche Bank	27,669	1,453
Deutsche Boerse (A)	82,483	5,721
Deutsche Lufthansa (A)	147,697	3,225
Deutsche Post	291,447	4,964
Deutsche Telekom (A)	66,912	866
E.ON	103,053	3,159
Fraport Frankfurt Airport Services Worldwide	6,252	396
Fresenius (A)	4,709	397
Fresenius Medical Care (A)	75,771	4,373
GEA Group (A)	224,696	6,519
Hannover Rueckversicherung (A)	8,684	468
Henkel KGaA	16,962	878
Hochtief	2,204	188
Infineon Technologies*(A)	487,437	4,561
Kabel Deutschland Holding*(C)	1,025	48
Lanxess (A)(C)	3,719	292
Linde (A)	111,131	16,878

2	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

MAN	21,779	$2,604
Merck KGaA (A)	6,362	511
Metro (A)	8,502	616
Muenchener Rueckversicherungs	19,912	3,028
RWE	21,278	1,427
SAP ADR (A)	85,400	4,322
SAP	153,402	7,855
Siemens	154,480	19,211
Suedzucker	31,798	853
ThyssenKrupp	191,435	7,984
Tognum (C)	228,071	5,977
TUI (A)	72,548	1,022
Volkswagen	1,741	248
Wacker Chemie (A)(C)	3,872	682

		151,285

Greece — 0.1%
OPAP	136,526	2,370

Hong Kong — 3.8%
AIA Group*	122,900	345
ASM Pacific Technology (A)	73,000	923
Bank of East Asia	62,200	260
BOC Hong Kong Holdings	470,000	1,599
Cathay Pacific Airways	829,200	2,288
Cheung Kong Holdings	101,000	1,558
Cheung Kong Infrastructure Holdings	30,000	137
China Mobile	483,000	4,797
China Mobile ADR	87,800	4,357
CLP Holdings	456,100	3,702
CNOOC	1,840,000	4,365
DMX Technologies Group*	475,000	154
First Pacific	500,000	450
Genting Singapore*	113,000	193
Get Nice Holdings	1,558,000	100
Hang Lung Group	110,400	726
Hang Lung Properties	107,400	502
Hang Seng Bank	9,900	163
Hong Kong & China Gas	65,300	154
Hong Kong Exchanges and Clearing	61,200	1,388
HongKong Electric Holdings	21,600	136
Hongkong Land Holdings	268,000	1,935
Hutchison Telecommunications Hong Kong Holdings	802,000	246
Hutchison Whampoa	554,400	5,705
Hysan Development	91,700	432
Jardine Strategic Holdings	239,252	6,623
Kerry Properties	566,000	2,949
Li & Fung	131,800	765
New World Development	351,000	659
Orient Overseas International	193,300	1,875
PCCW	1,300,000	575
RCG Holdings*	39,556	14
Shangri-La Asia	196,900	534
SJM Holdings	475,000	754
Sun Hung Kai Properties	353,000	5,862
Swire Pacific, Cl A	701,800	11,538
Wharf Holdings	154,900	1,192
Wheelock	336,000	1,359

Description	Shares	Market Value ($ Thousands)

Wing Hang Bank	28,000	$387
Yue Yuen Industrial Holdings (A)	839,000	3,017

		74,718

India — 0.1%
State Bank of India GDR	11,630	1,506

Ireland — 0.5%
Experian	722,080	9,022
Smurfit Kappa Group (D)	165,679	1,622

		10,644

Israel — 0.9%
Check Point Software Technologies*	107,125	4,956
Israel*	386	469
Israel Chemicals	64,949	1,115
Mizrahi Tefahot Bank	13,931	153
Teva Pharmaceutical Industries ADR	162,064	8,448
Teva Pharmaceutical Industries	34,566	1,803

		16,944

Italy — 1.6%
Enel	1,396,178	7,024
Enel Green Power*	22,500	48
Engineering Ingegneria Informatica	2,148	61
ENI	39,300	865
ERG (A)	27,828	390
Exor (C)	10,724	355
Fiat (A)	31,347	651
Finmeccanica (C)	7,955	91
Mediaset	535,054	3,253
Parmalat (A)(C)	1,519,313	4,184
Pirelli & C	45,156	367
Saipem	11,082	549
Saras (A)(C)	9,698	21
Snam Rete Gas	610,348	3,051
Telecom Italia	7,027,033	7,948
UniCredito Italiano	1,308,998	2,724

		31,582

Japan — 17.7%
77 Bank	47,000	249
Aeon	359,900	4,496
Aeon Mall	15,400	412
Aisin Seiki	22,600	797
Alfresa Holdings	9,100	404
All Nippon Airways	158,400	590
Aozora Bank (C)	171,000	353
Arc Land Sakamoto	7,300	90
Arnest One	35,400	454
Asahi Breweries	29,700	574
Asahi Glass	4,000	47
Asahi Kasei	188,000	1,224
Asics	15,300	196
Autobacs Seven	5,600	220
Bank of Kyoto	7,000	66
Bridgestone	365,000	7,033
Brother Industries	223,400	3,301

3	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Canon	34,200	$1,759
Central Japan Railway	492	4,117
Century Tokyo Leasing	8,400	136
Chuetsu Pulp & Paper	18,000	33
Coca-Cola West	313,500	5,681
Cosmo Oil	171,300	560
Credit Saison	8,500	139
Dai Nippon Printing	400,000	5,431
Daicel Chemical Industries	244,000	1,777
Daido Steel	209,700	1,229
Daihatsu Motor	78,000	1,195
Dai-ichi Life Insurance (C)	156	253
Daiichi Sankyo (C)	12,700	278
Daiichikosho	11,500	223
Daito Trust Construction	10,900	746
Daiwa House Industry	238,000	2,918
Dena (C)	89,400	3,206
Denso	9,700	334
EDION	75,900	680
Faith	378	46
FamilyMart	2,700	102
Fanuc	39,900	6,105
Fuji Electric Holdings	279,000	866
Fuji Film Holdings	166,800	6,014
Fuji Heavy Industries	224,800	1,735
Fuji Media Holdings	795	1,254
Fuji Soft	8,800	152
Fujishoji (C)	42	44
Fujitsu	1,095,000	7,594
Fukuoka Financial Group (C)	19,600	85
Hajime Construction (C)	6,100	209
Hamamatsu Photonics	7,200	263
Haseko	1,390,500	1,230
Higo Bank	14,000	72
Hino Motors	266,000	1,435
Hisamitsu Pharmaceutical	3,300	139
Hitachi	1,496,700	7,955
Hitachi High-Technologies	4,600	107
Hitachi Metals	17,400	208
Hokuriku Electric Power	3,800	93
Honda Motor	369,600	14,603
Hosiden	21,600	254
IBJ Leasing (C)	2,400	60
Idemitsu Kosan (C)	21,300	2,259
IHI	370,000	822
Iida Home Max	34,800	377
Isuzu Motors	320,900	1,452
Itochu	32,400	327
Itochu-Shokuhin	1,900	67
Japan Prime Realty Investment, Cl A (B)	49	151
Japan Real Estate Investment, Cl A (B)	30	311
Japan Retail Fund Investment, Cl A (B)	270	517
JFE Shoji Holdings (C)	52,000	242
JGC	149,000	3,233
JS Group	138,300	3,037
Jupiter Telecommunications	6,526	6,854
Justsystems*	13,900	47
JX Holdings (C)	526,480	3,566
Kansai Electric Power	9,000	222

Description	Shares	Market Value ($ Thousands)

Kansai Paint	6,000	$58
Kao	76,100	2,047
Kawasaki Kisen Kaisha	506,900	2,209
KDDI	1,463	8,446
Keihin Electric Express Railway	28,300	250
Keisei Electric Railway	6,000	40
Kewpie	20,400	259
Kita-Nippon Bank	1,700	41
Kobe Steel	401,900	1,017
Komatsu	59,300	1,787
K’s Holdings	32,100	872
Kuraray	28,300	404
Kyocera	15,600	1,587
Kyudenko	9,000	58
Mabuchi Motor	66,600	3,427
Makita	118,300	4,819
Marubeni	845,200	5,923
Marui	35,800	291
Maruichi Steel Tube	20,300	431
Matsushita Electric Industrial	119,700	1,692
McDonald’s Holdings Japan	7,300	183
Mediceo Paltac Holdings	40,600	447
MEIJI Holdings (C)	10,200	461
Miraca Holdings	25,300	1,017
Mitsubishi	365,700	9,867
Mitsubishi Chemical Holdings (C)	377,800	2,555
Mitsubishi Electric	195,700	2,047
Mitsubishi Gas Chemical	349,881	2,477
Mitsubishi Materials	128,000	407
Mitsubishi UFJ Financial Group	1,336,900	7,216
Mitsubishi UFJ Lease & Finance	7,890	312
Mitsui	81,900	1,349
Mitsui Chemicals	45,000	161
Mitsui Home	8,000	42
Mitsui Mining & Smelting	259,000	853
Mitsui OSK Lines	44,000	298
Mitsui Sumitomo Insurance Group Holdings (C)	139,100	3,476
Mitsui Trust Holdings	209,000	864
Mizuho Financial Group	1,273,300	2,391
Nabtesco	7,800	166
Nagase	19,000	245
NEC Networks & System Integration	25,700	333
NGK Spark Plug	3,900	60
Nintendo	10,300	3,010
Nippon Building Fund, Cl A (B)	18	185
Nippon Electric Glass	478,700	6,878
Nippon Meat Packers	65,000	848
Nippon Paper Group	49,900	1,308
Nippon Shokubai	7,000	72
Nippon Telegraph & Telephone	202,900	9,249
Nippon Telegraph & Telephone ADR	229,400	5,262
Nippon Yusen	270,700	1,193
Nishi-Nippon City Bank	449,800	1,362
Nissan Motor	151,400	1,434
Nisshin Fudosan	13,200	107
Nisshin Steel	475,000	1,055
Nitto Denko	25,000	1,174
NOK	7,400	154

4	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Nomura Real Estate Office Fund, Cl A (B)	30	$217
Noritsu Koki	6,500	41
NTN	11,000	58
NTT Data	84	290
NTT DoCoMo	170	296
Omron	10,100	266
Oriental Land	11,100	1,028
ORIX	5,940	583
Resona Holdings (A)	231,300	1,380
Ricoh Leasing	2,200	60
Rohm	39,500	2,571
Saizeriya	37,500	758
Sankyo	128,800	7,265
Sapporo Hokuyo Holdings	513,800	2,403
Sega Sammy Holdings (C)	106,200	2,016
Seiko Epson	13,300	242
Seino Transportation	76,000	521
Sekisui Chemical	920,000	6,589
Sekisui House	266,000	2,683
Seven & I Holdings (C)	142,600	3,798
Shimano	10,000	507
Shin-Etsu Chemical	85,000	4,586
Shinsei Bank (A)	1,126,000	1,467
Shiseido	165,700	3,612
Showa Shell Sekiyu	65,400	598
SMC	18,500	3,160
Softbank	77,300	2,668
Sohgo Security Services	14,700	174
Sojitz	370,700	811
Sony	298,000	10,669
Sony Financial Holdings (C)	1,327	5,350
Sumitomo	403,400	5,685
Sumitomo Electric Industries	41,500	574
Sumitomo Metal Mining	19,000	331
Sumitomo Mitsui Financial Group	78,100	2,768
Sumitomo Realty & Development	8,000	191
Sumitomo Rubber Industries	15,600	162
Sumitomo Trust & Banking	396,000	2,483
Sysmex	400	28
Takashimaya	8,200	70
Takeda Pharmaceutical	109,300	5,375
Tanabe Seiyaku	7,900	133
Tokyo Electron	49,300	3,107
Tokyo Energy & Systems	6,000	39
Tokyo Gas	164,000	727
Tokyo Tekko	24,000	63
Tokyu Land	65,000	326
Toshiba TEC	104,000	503
Tosoh	130,000	421
Totetsu Kogyo	9,000	64
Toyo Securities	37,000	64
Toyota Auto Body	16,400	306
Toyota Industries	11,200	347
Toyota Motor ADR	35,768	2,812
Toyota Motor	112,000	4,414
Toyota Tsusho	143,500	2,516
Unicharm	229,200	9,111
Unipres	14,300	284
USS	1,430	117
Wacoal Holdings	237,704	3,409
Warabeya Nichiyo	5,200	68

Description	Shares	Market Value ($ Thousands)

Watabe Wedding	6,395	$71
West Japan Railway	249	930
Yamaguchi Financial Group (C)	20,000	202
Yamaha Motor	5,100	83
Yokohama Rubber	86,000	443
Zeon	89,000	744

		347,124

Jersey — 0.3%
Informa	735,073	4,690
Randgold Resources	2,489	205

		4,895

Macau — 0.1%
Wynn Macau	476,000	1,065

Malaysia — 0.2%
Axiata Group*(C)	2,032,000	3,126

Malta — 0.0%
BGP Holdings*(E)	198,683	—

Mexico — 0.1%
Telefonos de Mexico ADR, Ser L	72,141	1,164

Netherlands — 5.6%
Aegon	141,761	870
Akzo Nobel (A)	195,396	12,185
ASML Holding	77,854	3,018
Boskalis Westminster	475	23
Corio (B)	3,477	224
European Aeronautic Defence and Space (A)	270,325	6,325
Fugro (A)	88,597	7,310
Heineken (A)	1,756	86
ING Groep	976,174	9,534
Koninklijke Ahold	470,298	6,231
Koninklijke DSM (A)	95,410	5,453
Koninklijke KPN	59,905	878
Koninklijke Philips Electronics	32,284	993
Koninklijke Vopak (A)	3,802	180
Mediq	4,375	82
Reed Elsevier	399,907	4,966
Royal Dutch Shell ADR, Cl B	70,200	4,680
Royal Dutch Shell, Cl A (A)	455,640	15,159
Royal Dutch Shell, Cl B	91,318	3,024
TNT	376,619	9,979
Unilever (A)	520,744	16,277
Wolters Kluwer	117,349	2,582

		110,059

New Zealand — 0.2%
Telecom of New Zealand	2,322,085	3,936

Norway — 1.4%
Aker Solutions (A)(C)	241,088	4,129
DnB (A)	941,981	13,303

5	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Marine Harvest (A)(C)	1,215,649	$1,296
Orkla (A)(C)	7,560	74
Seadrill (A)(C)	31,179	1,068
Statoil	219,404	5,246
Telenor	97,785	1,600
Yara International (A)	19,846	1,160

		27,876

Portugal — 0.2%
Banco Espirito Santo	90,413	349
Energias de Portugal	304,830	1,019
Galp Energia SGPS, Cl B	2,978	57
Jeronimo Martins SGPS	107,533	1,645
Portugal Telecom SGPS	49,465	556

		3,626

Russia — 0.1%
OAO Gazprom ADR	77,633	1,960
Surgutneftegas ADR	8,414	89

		2,049

Singapore — 1.2%
City Developments	52,100	511
DBS Group Holdings	333,000	3,722
Fraser and Neave	164,200	822
Global Logistic Properties*	30,000	51
GuocoLeisure	296,000	166
Jardine Cycle & Carriage	22,300	637
Keppel	47,900	423
Keppel Land	133,000	498
Oversea-Chinese Banking	628,200	4,845
SembCorp Marine	57,000	239
Singapore Airlines	257,500	3,076
Singapore Exchange (A)	63,000	414
Singapore Press Holdings	188,200	585
Singapore Technologies Engineering	144,600	386
United Overseas Bank	10,300	146
UOL Group	328,000	1,216
Yangzijiang Shipbuilding Holdings (A)	3,915,700	5,838

		23,575

South Africa — 0.8%
AngloGold Ashanti ADR	92,200	4,539
Gold Fields	220,775	4,024
Impala Platinum Holdings	60,761	2,140
MTN Group	289,722	5,887

		16,590

South Korea — 2.7%
Hyundai Heavy Industries	9,698	3,780
Hyundai Mobis*	39,773	9,958
Hyundai Motor*	37,747	5,763
Korea Electric Power ADR	205,475	2,776
KT ADR	135,000	2,808
KT&G*	44,617	2,544
Samsung Electronics	16,054	13,407
Samsung SDI*	18,057	2,666
Shinhan Financial Group*	64,369	2,993
SK Telecom ADR (A)	279,900	5,215

		51,910

Description	Shares	Market Value ($ Thousands)

Spain — 0.9%
Amadeus IT Holding, Cl A*(C)	3,746	$79
Banco Bilbao Vizcaya Argentaria	42,277	433
Banco de Sabadell (C)	22,187	88
Banco Santander Central Hispano	372,107	3,981
Caja de Ahorros del Mediterraneo (C)	12,489	117
Criteria Caixacorp (C)	284,830	1,527
Enagas	148,187	2,975
Ferrovial (C)	75,137	753
Gas Natural	56,775	878
Iberia Lineas Aereas de Espana	89,643	386
Inditex	34,459	2,590
Repsol	25,332	712
Telefonica	143,992	3,300

		17,819

Sweden — 1.8%
Alfa Laval	25,983	549
Assa Abloy, Cl B (A)	36,690	1,035
Atlas Copco, Cl B (C)	59,618	1,350
Atlas Copco, Cl A (C)	79,257	2,002
Elekta, Cl B (C)	59,290	2,280
Hennes & Mauritz, Cl B (A)	8,337	278
Hexagon, Cl B (A)(C)	33,327	716
Holmen, Cl B (A)	3,588	118
Industrivarden, Cl C (A)(C)	81,714	1,434
Kinnevik Investment, Cl B (C)	27,549	561
Millicom International Cellular (A)(C)	8,077	776
Modern Times Group, Cl B (A)(C)	9,264	614
NCC, Cl B	7,237	160
Nordea Bank (A)	179,080	1,948
Ratos, Cl B (A)(C)	7,694	285
Sandvik (A)(C)	28,244	551
Scania, Cl B (A)(C)	112,133	2,582
Skandinaviska Enskilda Banken, Cl A (A)	471,872	3,941
Skanska, Cl B	6,969	138
SKF, Cl B (C)	70,919	2,025
Svenska Cellulosa, Cl B (A)(C)	98,208	1,551
Svenska Handelsbanken, Cl A (A)	163,737	5,236
Swedbank, Cl A (A)	117,159	1,639
Swedish Match (A)	22,385	649
Tele2, Cl B (A)(C)	63,057	1,309
Volvo, Cl B (C)	127,639	2,249

		35,976

Switzerland — 7.3%
ABB	19,325	433
Actelion*(C)	4,327	238
Aryzta (C)	3,432	159
Clariant (A)	120,850	2,456
Compagnie Financiere Richemont (C)	130,252	7,683
Credit Suisse Group	98,251	3,969
Elektrizitaets-Gesellschaft Laufenburg	56	41
Geberit (C)	221	51
Givaudan (A)	10,411	11,274
Julius Baer Group (C)	83,817	1,857

6	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Kuehne & Nagel International (A)(C)	1,116	$156
Lindt & Spruengli	136	617
Logitech International*(C)	17,574	335
Nestle	319,159	18,756
Novartis	395,858	23,375
Roche Holding	96,128	14,135
Schindler Holding (C)	13,402	1,596
SGS	4,606	7,755
Sika	268	590
STMicroelectronics (A)	213,470	2,241
Sulzer	58,287	8,920
Swatch Group (A)	28,990	4,401
Swiss Life Holding	11,789	1,706
Swiss Reinsurance	23,891	1,286
Swisscom	450	198
Transocean*(C)	16,819	1,162
UBS (C)	584,051	9,619
UBS	121,800	2,006
Xstrata	421,635	9,938
Zurich Financial Services	18,765	4,875

		141,828

Taiwan — 0.1%
AU Optronics ADR	5,385	56
United Microelectronics ADR	815,018	2,576

		2,632

Thailand — 0.3%
Kasikornbank	1,293,300	5,593

Turkey — 0.2%
Turkiye Garanti Bankasi	908,763	4,618

United Kingdom — 15.8%
3i Group	127,469	656
Admiral Group	36,473	865
Aggreko	50,922	1,182
AMEC	108,821	1,959
Amlin	935,239	5,987
Anglo American	19,569	1,022
Antofagasta	232,364	5,864
ARM Holdings	259,147	1,717
Associated British Foods	74,770	1,383
AstraZeneca	324,413	14,841
Aviva	1,094,190	6,733
BAE Systems	149,328	772
Balfour Beatty	419,089	2,053
Barclays	1,238,052	5,072
BG Group	654,841	13,287
BHP Billiton	72,866	2,910
BP	1,105,252	8,056
British Airways*	100,733	430
British American Tobacco	215,227	8,301
British Land (B)	41,567	341
British Sky Broadcasting Group	126,962	1,463
BT Group, Cl A	964,468	2,730
Bunzl	2,237	25
Burberry Group	76,884	1,353
Cairn Energy*	1,095,563	7,204

Description	Shares	Market Value ($ Thousands)

Cape	73,690	$478
Carnival	425	20
Centrica	443,192	2,301
Colt Group*	3,703	8
Compass Group	69,464	632
Davis Service Group (A)	44,500	304
Devro	35,193	139
Diageo	116,836	2,168
DS Smith	44,990	142
Essar Energy*	5,946	54
Eurasian Natural Resources	52,218	857
Firstgroup	18,523	116
Fresnillo	29,515	771
GlaxoSmithKline	341,885	6,637
Hammerson (B)	69,039	451
Hamworthy	16,122	108
Home Retail Group	58,819	174
HSBC Holdings	1,159,426	11,857
ICAP	295,318	2,474
IG Group Holdings	83,046	663
Imperial Tobacco Group	114,999	3,543
Intercontinental Hotels Group	57,834	1,126
Intermediate Capital Group	47,178	246
International Power	240,026	1,645
Intertek Group	28,829	805
Invensys	93,526	519
ITV	872,813	957
J Sainsbury	121,938	718
Johnson Matthey	459	15
Kingfisher	3,146,575	12,976
Land Securities Group (B)	57,504	607
Legal & General Group	1,237,264	1,874
Liberty International (B)	76,424	500
Lloyds Banking Group	7,707,425	7,928
London Stock Exchange Group	11,502	151
Man Group	43,401	201
Michael Page International	259,313	2,253
Next	38,222	1,182
Old Mutual	693,189	1,336
Pearson	71,799	1,133
Petrofac	43,207	1,074
Prudential	674,299	7,052
Reckitt Benckiser Group	40,907	2,258
Reed Elsevier	599,537	5,083
Rexam	697,234	3,632
Rio Tinto	307,173	21,577
Rio Tinto ADR	73,400	5,260
Rolls-Royce Group	1,254,910	12,240
Royal & Sun Alliance Insurance Group	333,785	654
Royal Bank of Scotland Group*	5,236,362	3,203
SABMiller	64,712	2,286
Sage Group	1,383,061	5,920
Schroders	7,064	205
Serco Group	13,836	120
Severn Trent	41,503	960
Shire	85,382	2,063
Smith & Nephew	310,965	3,294
Smiths Group	51,921	1,012
Standard Chartered	41,626	1,125
Standard Life	137,932	466
Tesco	1,769,230	11,773

7	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2010

Description	Shares/Face Amount (Thousands)(1)	Market Value ($ Thousands)

Travis Perkins	143,221	$2,372
Tullett Prebon	55,366	332
Tullow Oil	241,260	4,763
Unilever	71,284	2,191
United Utilities Group	86,596	803
Vodafone Group	12,583,091	32,664
Weir Group	17,425	486
Whitbread	17,869	501
Willis Group Holdings	143,300	4,962
WPP (A)	171,747	2,123

		308,729

United States — 0.5%
Advance America Cash Advance Centers	35,103	198
Calamos Asset Management, Cl A	18,335	257
Capital One Financial	40,892	1,740
Cardtronics*	13,842	245
Clearwater Paper*	5,500	431
ConocoPhillips	5,821	396
Eli Lilly	137,610	4,822
Glatfelter	12,915	158
Humana*	6,086	333
Magellan Health Services*	4,580	217
Providence Service*	3,464	56
RAIT Financial Trust (B)	54,016	118

		8,971

Total Common Stock (Cost $1,626,373) ($ Thousands)		1,877,925

PREFERRED STOCK — 0.6%

Brazil — 0.3%
Itau Unibanco Holding ADR	245,000	5,882

Germany — 0.3%
Bayerische Motoren Werke	8,404	434
Draegerwerk	2,624	216
Fresenius (A)	8,514	732
Henkel (A)	27,076	1,685
Porsche	7,084	567
ProSiebenSat.1 Media	8,212	248
Volkswagen (A)	16,275	2,657

		6,539

Total Preferred Stock (Cost $10,650) ($ Thousands)		12,421

	Number Of Warrants
WARRANT — 0.3%

India — 0.3%
Shriram Transport Finance, Expires 2014*	278,164	4,830

Total Warrant (Cost $3,532) ($ Thousands)		4,830

U.S. TREASURY OBLIGATIONS — 0.1%
United States Treasury Bill
0.180%, 06/16/11 (F)	350	350
0.175%, 06/30/11 (F)	982	981

Description	Face Amount (Thousands)(1) / Shares	Market Value ($ Thousands)

0.156%, 06/09/11 (F)	$1,203	$1,202

Total U.S. Treasury Obligations (Cost $2,533) ($ Thousands)		2,533

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.100%**†	31,901	31,901

Total Cash Equivalent (Cost $31,901) ($ Thousands)		31,901

AFFILIATED PARTNERSHIP — 10.7%

United States — 10.7%
SEI Liquidity Fund, L.P.,
0.210%**†(G)	211,295,183	209,013

Total Affiliated Partnership (Cost $211,295) ($ Thousands)		209,013

Total Investments — 109.3% (Cost $1,886,303) ($ Thousands)§		$2,138,623

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	357	Mar-2011	$(258)
FTSE Index	114	Mar-2011	94
Hang Seng Index	10	Jan-2011	14
Nikkei 225 Index	15	Mar-2011	—
SPI 200 Index	27	Mar-2011	(33)
Topix Index	78	Mar-2011	4

			$(179)

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,045,959	831,966	—	1,877,925
Preferred Stock	12,421	—	—	12,421
Warrant	—	4,830	—	4,830
U.S. Treasury Obligations	—	2,533	—	2,533
Cash Equivalent	31,901	—	—	31,901
Affiliated Partnership	—	209,013	—	209,013

Total Investments in Securities	$1,090,281	$1,048,342	$—	$2,138,623

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(179)	$—	$—	$(179)

Total Other Financial Instruments	$(179)	$—	$—	$(179)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the three month period ended December 31, 2010, the transfers out of Level 1 and into Level 2 were $831,966 ($ Thousands) and the transfers out of Level 2 into Level 1 were $— ($ Thousands). The transfers related to the fair value of certain international securities.

8	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2010

Percentages are based on a Net Assets of $1,956,789($ Thousands).

*	Non-income producing security

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Affiliated Security

(1)	In U.S. Dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $201,621 ($ Thousands).

(B)	Real Estate Investments Trust

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2010 was $831,966 ($ Thousands) and represented 42.5% of Net Assets.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Securities considered illiquid. The total market value of such securities as of December 31, 2010 was $0 ($ Thousands) and represented 0.0% of Net Assets.

(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan The total value of such securities as of December 31, 2010 was $209,013 ($ Thousands).

§	At December 31, 2010, the tax basis cost of the Fund’s investments was $1,886,303 ($Thousands), and the unrealized appreciation and depreciation were $277,762 ($ Thousands) and ($25,442)($ Thousands) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.8%

Argentina — 0.2%
Tenaris ADR (A)	44,407	$2,175

Australia — 0.1%
Centamin Egypt*	341,200	955

Brazil — 10.7%
Amil Participacoes	60,200	646
Banco Bradesco ADR	153,683	3,118
Banco do Brasil	218,518	4,136
Banco Santander Brasil ADR	171,570	2,333
BM&F Bovespa	582,717	4,609
BR Properties	139,700	1,528
Brasil Insurance Participacoes e Administracao*	704	840
Brasil Telecom ADR	21,500	472
Brasil Telecom	16,680	154
Centrais Eletricas Brasileiras	47,380	635
Cia de Saneamento de Minas Gerais	93,700	1,620
Cia Energetica de Minas Gerais ADR (A)	39,879	662
Cia Hering	166,500	2,708
Cia Siderurgica Nacional ADR (A)	23,168	386
Cielo	421,053	3,412
Cosan, Cl A	38,153	520
Cosan Industria e Comercio	60,584	1,008
Cyrela Brazil Realty	208,267	2,741
Diagnosticos da America	165,666	2,245
EDP - Energias do Brasil	23,407	546
Embraer ADR (A)	11,980	352
Empresa Brasileira de Aeronautica	228,300	1,623
Equatorial Energia	8,050	55
Eternit	28,955	209
Even Construtora e Incorporadora	155,000	803
Fibria Celulose ADR*	130,062	2,081
Fleury	166,000	2,665
Gerdau ADR (A)	266,144	3,723
Grendene	170,222	956
Hypermarcas*	177,500	2,409
JBS	390,200	1,685
Julio Simoes Logistica*	212,300	1,426
Light	75,800	1,161
M Dias Branco	300	7
Magnesita Refratarios*	7,700	47
MRV Engenharia e Participacoes	301,532	2,836
OGX Petroleo e Gas Participacoes*	59,800	720
PDG Realty Empreendimentos e Participacoes	220,870	1,352
Petroleo Brasileiro	626,545	11,531
Petroleo Brasileiro ADR	91,080	3,446
Porto Seguro	131,755	2,246
Raia*	43,300	664
Redecard	135,400	1,717
Redentor Energia*	1,200	6
SLC Agricola	155,784	2,065

Description	Shares	Market Value ($ Thousands)

Souza Cruz	25,118	$1,368
Sul America	26,236	329
Telegraph Norte Leste Participacoes ADR	98,750	1,452
Tim Participacoes ADR	12,561	429
Totvs	59,555	6,063
Ultrapar Participacoes ADR	24,117	1,558
Vale	281,052	9,368
Vale ADR, Cl B (A)	130,256	4,503
Vivo Participacoes ADR	3,259	106
Wilson Sons, Cl BDR, BDR	62,371	1,202

		106,482

Canada — 0.9%
Bankers Petroleum*	140,103	1,072
Eldorado Gold	36,044	671
Equinox Minerals*	58,985	363
Pacific Rubiales Energy	192,211	6,528
SXR Uranium One	79,000	378

		9,012

Chile — 0.8%
Banco Santander Chile ADR (A)	13,500	1,262
Cia Cervecerias Unidas ADR (A)	9,900	597
Empresa Nacional de Telecomunicaciones	120,421	2,119
Enersis ADR	47,129	1,094
Lan Airlines ADR (A)	28,510	878
Sociedad Quimica y Minera de Chile ADR (A)	30,294	1,770

		7,720

China — 10.7%
AAC Acoustic Technologies Holdings	578,180	1,543
Agricultural Bank of China, Cl H*	4,129,932	2,072
AirMedia Group ADR*	109,212	753
Ajisen China Holdings	1,662,127	2,792
Asia Cement China Holdings	1,664,500	814
Baidu ADR*	1,730	167
Bank of China, Cl H	8,754,394	4,617
Bank of Communications, Cl H	540,000	544
Beijing Capital International Airport, Cl H	2,924,000	1,561
Bosideng International Holdings	1,494,000	596
BYD Electronic International	2,303,000	1,215
China Automation Group	1,329,004	968
China Coal Energy, Cl H	1,338,000	2,089
China Communications Services, Cl H	1,062,000	632
China Construction Bank, Cl H	5,647,188	5,063
China Dongxiang Group	6,464,500	2,794
China Information Technology* (A)	126,534	659
China Liansu Group Holdings*	1,665,500	1,341
China Life Insurance, Cl H	14,361	59
China Merchants Bank, Cl H	666,431	1,682
China National Materials	1,930,438	1,557
China Oilfield Services, Cl H	414,000	897
China Pacific Insurance Group, Cl H	114,800	477
China Petroleum & Chemical, Cl H	616,000	590

1	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

China Petroleum & Chemical ADR	31,734	$3,037
China Railway Construction, Cl H	1,541,500	1,856
China Railway Group, Cl H	1,780,000	1,285
China Rongsheng Heavy Industry Group*	1,723,000	1,485
China Shenhua Energy, Cl H	571,500	2,397
China Shineway Pharmaceutical Group	397,935	1,142
China South Locomotive and Rolling Stock	1,200,515	1,578
China Vanke, Cl B	881,600	1,089
Dongfeng Motor Group, Cl H	638,120	1,100
First Tractor, Cl H	1,111,900	1,243
Fosun International	238,327	175
Golden Eagle Retail Group	132,622	327
Great Wall Motor, Cl H (A)	433,000	1,337
Greentown China Holdings	76,000	84
Guangzhou Automobile Group, Cl H	726,415	1,002
Haitian International Holdings	86,000	90
Hidili Industry International Development	2,526,366	2,135
Huaneng Power International ADR	19,440	416
Huaneng Power International, Cl H (A)	2,014,800	1,065
Industrial & Commercial Bank of China, Cl H	5,365,929	3,997
Jiangling Motors, Cl B	28,600	83
Kingdee International Software Group	2,841,980	1,594
Lianhua Supermarket Holdings, Cl H	123,509	590
Lumena Resources (A)	1,054,000	381
Maanshan Iron & Steel, Cl H	1,018,000	542
Mindray Medical International ADR (A)	67,817	1,790
Netease.com ADR*	36,779	1,330
Noah Holdings ADR*	30,823	603
Parkson Retail Group	680,402	1,049
Peak Sport Products (A)	705,000	462
Perfect World ADR*	31,580	747
PetroChina, Cl H	3,362,208	4,394
PetroChina ADR (A)	7,040	926
Ping An Insurance Group of China, Cl H	250,500	2,800
Real Gold Mining*(A)	371,500	647
Renesola ADR*(A)	40,510	354
Renhe Commercial Holdings	14,428,000	2,524
Shanda Games ADR*	6,270	40
Sinotrans, Cl H	3,128,000	857
Soho China	1,461,000	1,086
SouFun Holdings ADR*(A)	13,600	973
SPG Land Holdings	147,300	72
Springland International Holdings*	2,156,000	1,733
Tencent Holdings	85,704	1,862
Tingyi Cayman Islands Holding	998,000	2,555
Travelsky Technology, Cl H	1,569,353	1,639
Tsingtao Brewery, Cl H	82,000	429
Want Want China Holdings	89,000	78
Weichai Power, Cl H	295,800	1,821

Description	Shares	Market Value ($ Thousands)

Weiqiao Textile, Cl H	1,177,900	$1,188
Xingda International Holdings	13,000	14
Yangzijiang Shipbuilding Holdings	996,801	1,486
Yanzhou Coal Mining, Cl H	532,000	1,625
Zhejiang Expressway, Cl H	857,922	845
Zhuzhou CSR Times Electric, Cl H	1,118,000	4,394
Zijin Mining Group, Cl H	661,300	613

		106,448

Colombia — 0.2%
BanColombia ADR	4,663	289
Grupo de Inversiones Suramericana	65,282	1,274

		1,563

Cyprus — 0.3%
Eurasia Drilling GDR	104,934	3,410

Czech Republic — 0.2%
Komercni Banka	3,923	930
Telefonica O2 Czech Republic	42,000	857

		1,787

Egypt — 0.5%
Commercial International Bank	248,586	2,027
Egyptian Financial Group-Hermes Holding	326,578	1,904
Talaat Moustafa Group*(B)	721,157	1,073

		5,004

Hong Kong — 5.7%
AIA Group*	584,600	1,643
Belle International Holdings	699,000	1,182
Chaoda Modern Agriculture (A)	2,736,680	2,052
China Green Holdings (A)	1,238,598	1,216
China High Precision Automation Group	2,253,000	1,779
China Merchants Holdings International	254,000	1,003
China Mobile	1,415,361	14,056
China Mobile ADR (A)	23,630	1,172
China Pharmaceutical Group	1,316,000	735
China Power International Development (A)	4,608,200	943
China Resources Power Holdings	202,000	366
China State Construction International Holdings	2,227,820	2,104
China Unicom	864,812	1,237
CNOOC	2,360,238	5,599
Comba Telecom Systems Holdings	447,000	505
Cosco International Holdings	572,000	336
COSCO Pacific	202,015	352
Geely Automobile Holdings	4,421,896	1,934
Global Bio-Chemical Technology Group (A)	7,173,300	1,089
GOME Electrical Appliances Holdings (A)(C)	12,064,512	4,346
GZI Real Estate Investment Trust (D)	345,065	193
GZI Transportation	244,000	141

2	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Huabao International Holdings	2,826,334	$4,574
Man Wah Holdings	706,800	1,147
Minth Group	636,105	1,044
NWS Holdings (A)	741,438	1,125
Shenzhen Investment	848,000	296
Sino Biopharmaceutical	648,846	241
Sinofert Holdings	770,000	398
Sinolink Worldwide Holdings	1,610,532	234
SJM Holdings	497,000	789
TPV Technology	1,343,890	857
Vinda International Holdings (A)	553,000	611
Xinyi Glass Holdings	912,000	751
Yingde Gases*	1,170,231	1,040

		57,090

Hungary — 0.3%
Egis Gyogyszergyar	1,778	172
Magyar Telekom	33,134	82
MOL Hungarian Oil and Gas	24,132	2,418
Richter Gedeon	1,544	317

		2,989

India — 6.1%
Allahabad Bank	168,536	851
Andhra Bank	477,180	1,606
Apollo Tyres	186,163	278
Bajaj Holdings and Investment	3,923	77
Bank	10,693	152
Bank of Baroda	133,238	2,672
Bank of India	239,285	2,417
BEML	30,740	710
Bharti Airtel	319,470	2,563
Cairn India*	375,265	2,793
Canara Bank	95,008	1,403
DEN Networks*	227,501	920
Eicher Motors	50,422	1,393
Escorts	134,300	517
Ess Dee Aluminium	48,408	496
Exide Industries	360,910	1,347
Glenmark Pharmaceuticals	101,347	821
Grasim Industries	11,937	625
Gujarat State Petronet	345,200	911
HCL Technologies	28,045	286
Hindalco Industries	270,718	1,495
Hindustan Petroleum	18,060	158
ICICI Bank ADR	49,554	2,509
India Cements	1,442,200	3,483
Indian Bank	136,402	753
Indian Overseas Bank	170,885	560
Industrial Development Bank of India	119,985	443
Jet Airways India	5,387	92
Jindal Saw	31,536	129
Jubilant Industries*	2,762	—
Jubilant Life Sciences	195,150	1,219
Mahanagar Telephone Nigam*	507,220	624
MOIL*	3,526	35
Nagarjuna Construction	795,328	2,503
NMDC	169,340	1,055
Oil & Natural Gas	57,596	1,659
Oriental Bank of Commerce	115,310	1,045
Patni Computer Systems	116,612	1,243

Description	Shares	Market Value ($ Thousands)

Power Finance	292,935	$2,033
Punjab National Bank	40,792	1,115
Reliance Industries	131,680	3,118
Reliance Infrastructure	96,836	1,826
Rolta India	369,080	1,277
Rural Electrification	40,277	269
State Bank of India	27,550	1,732
State Bank of India GDR (E)	16,550	2,081
Sun TV Network	54,429	640
Syndicate Bank	140,540	403
Tata Chemicals	99,317	875
Tata Motors	32,878	962
Triveni Engineering & Industries	138,006	342
Ultratech Cement	3,611	88
Union Bank of India	23,238	180
United Phosphorus	232,450	899
Welspun	295,625	1,121

		60,804

Indonesia — 2.7%
Astra International	767,798	4,640
Bank Mandiri	620,958	447
Bank Negara Indonesia Persero	5,528,163	2,372
Bank Rakyat Indonesia	2,658,876	3,093
Charoen Pokphand Indonesia	945,000	193
Global Mediacom (B)(C)	27,922,394	2,013
Gudang Garam	241,000	1,069
Harum Energy*	805,200	804
Indika Energy (B)	507,500	266
Indo Tambangraya Megah (B)	97,000	546
Indofood CBP Sukses Makmur TBK*	1,891,500	981
Indosat (B)	1,228,500	733
International Nickel Indonesia (B)	522,000	282
Kalbe Farma	4,162,500	1,499
Medco Energi Internasional	1,329,500	497
Perusahaan Gas Negara	4,871,948	2,390
Semen Gresik Persero	786,000	823
Tambang Batubara Bukit Asam	435,100	1,106
Telekomunikasi Indonesia	2,637,597	2,327
United Tractors	363,402	958

		27,039

Israel — 0.4%
Ceragon Networks*	17,080	225
Israel Chemicals	124,769	2,141
Teva Pharmaceutical Industries ADR	29,264	1,526

		3,892

Kazakhstan — 0.9%
Halyk Savings Bank of Kazakhstan JSC GDR*	357,278	3,591
KazMunaiGas Exploration Production GDR	169,666	3,364
Zhaikmunai GDR*	139,633	1,718

		8,673

Malaysia — 1.8%
AMMB Holdings	29,200	67
Axiata Group*(B)	1,825,936	2,809

3	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

British American Tobacco Malaysia	4,700	$69
Dialog Group (B)	221,900	129
Gamuda	450,883	557
Genting (B)	660,546	2,393
Genting Malaysia (B)	1,822,340	2,003
Hong Leong Bank	276,532	825
Hong Leong Financial Group	70,500	203
IOI (B)	112,515	212
KLCC Property Holdings (B)	106,600	116
Kuala Lumpur Kepong	52,900	379
Lafarge Malayan Cement	120,300	299
Malayan Banking	874,567	2,410
Malaysian Bulk Carriers	223,712	205
Multi-Purpose Holdings	80,200	57
Parkson Holdings	30,199	53
Petronas Chemicals Group*	318,500	570
Public Bank (B)	213,303	901
RHB Capital	175,300	496
Sime Darby (B)	154,400	441
TAN Chong Motor Holdings	49,100	82
Tenaga Nasional	457,247	1,241
Top Glove (B)	1,100,970	1,777

		18,294

Mexico — 3.8%
Alfa, Cl A	128,415	1,289
America Movil, Ser L	2,099,641	6,026
America Movil ADR, Ser L	22,282	1,278
Bolsa Mexicana de Valores	604,746	1,275
Coca-Cola Femsa ADR	803	66
Consorcio ARA	869,100	536
Desarrolladora Homex ADR*(A)	30,220	1,022
Embotelladoras Arca	53,674	261
Fomento Economico Mexicano ADR	33,074	1,849
Genomma Lab Internacional, Cl B*	1,710,286	4,157
GEO*	1,119,130	4,110
Grupo Bimbo, Ser A	106,463	910
Grupo Carso, Ser A1	49,870	317
Grupo Comercial Chedraui*	148,800	453
Grupo Continental (C)	323,651	924
Grupo Financiero Banorte, Cl O	1,084,653	5,162
Grupo Mexico, Ser B	71,700	296
Grupo Simec, Cl B*	58,590	155
Grupo Televisa*	436,143	2,252
Grupo Televisa ADR*	18,681	484
Industrias, Cl B*	86,800	339
OHL Mexico*	928,781	1,784
Organizacion Soriana, Cl B	97,713	313
Telefonos de Mexico ADR, Ser L (A)	34,507	557
Urbi Desarrollos Urbanos*	810,447	1,906

		37,721

Netherlands — 0.2%
VimpelCom ADR (A)	127,850	1,923

Description	Shares	Market Value ($ Thousands)

Nigeria — 0.1%
Guaranty Trust Bank	11,681,556	$1,365

Panama — 0.0%
Intergroup Financial*	8,301	300

Peru — 0.1%
Banco Continental	71,331	196
Sociedad Minera Cerro Verde SAA	8,816	477

		673

Philippines — 0.8%
Bank of the Philippine Islands	694,574	935
Energy Development (B)	8,006,228	1,071
Filinvest Land	9,589,000	286
International Container Terminal Services	2,403,804	2,464
SM Investments (B)	271,074	3,359
SM Prime Holdings	1,366,500	354

		8,469

Poland — 0.8%
Asseco Poland	89,299	1,602
Bank Handlowy w Warszawie	19,176	607
Bank Pekao	9,020	547
KGHM Polska Miedz	29,462	1,725
Polski Koncern Naftowy Orlen	109,867	1,703
Telekomunikacja Polska	212,080	1,174
Warsaw Stock Exchange*	23,356	387

		7,745

Russia — 6.2%
Alliance Oil SDR*	107,859	1,706
Globaltrans Investment GDR	184,290	3,133
LSR Group GDR*	179,219	1,651
Lukoil ADR (A)	153,655	8,789
Magnit GDR	91,271	2,674
Magnitogorsk Iron & Steel Works GDR (A)	222,157	3,232
Mechel ADR (A)	59,217	637
MMC Norilsk Nickel ADR	99,485	2,355
Mobile Telesystems ADR	123,033	2,568
NovaTek OAO GDR	3,595	429
OAO Gazprom ADR	424,822	10,727
Pharmstandard GDR*	47,154	1,344
Rosneft Oil GDR	582,612	4,171
Sberbank GDR (A)	13,323	5,728
Sberbank of Russia GDR	942	409
Severstal GDR	76,129	1,283
Surgutneftegas ADR	65,565	701
Surgutneftegaz ADR	5,770	61
Tatneft ADR	15,008	497
TMK OAO GDR	108,314	2,238
Uralkali GDR	52,059	1,912
VTB Bank GDR	397,898	2,622
X5 Retail Group GDR*	50,805	2,350

		61,217

4	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

South Africa — 7.2%
ABSA Group	165,408	$3,500
Adcock Ingram Holdings	14,590	132
African Bank Investments	343,782	2,014
Anglo Platinum	21,360	2,241
AngloGold Ashanti ADR	6,429	316
ArcelorMittal South Africa	77,147	924
Aspen Pharmacare Holdings	79,204	1,102
Barloworld	86,901	880
Clicks Group	399,303	2,616
Exxaro Resources	162,032	3,337
FirstRand	155,376	458
Fountainhead Property Trust	141,681	150
Grindrod	35,796	102
Group Five	713	4
Harmony Gold Mining	172,774	2,168
Hyprop Investments	1,479	13
Impala Platinum Holdings	167,901	5,912
Imperial Holdings	60,124	1,158
Investec	112,460	955
JD Group	141,850	1,244
Kumba Iron Ore	11,701	751
Life Healthcare Group Holdings	568,888	1,277
MMI Holdings	363,970	914
Mondi	256,670	2,087
Mr Price Group	224,564	2,257
MTN Group	573,208	11,647
Murray & Roberts Holdings	350,930	2,131
Nampak	57,922	201
Naspers, Cl N	36,408	2,135
Nedbank Group	90,780	1,789
Netcare	79,633	185
Raubex Group	400,457	1,413
Redefine Properties	200,433	242
Remgro	25,364	433
Sanlam	341,622	1,442
Sappi	156,437	804
Sasol	54,718	2,864
Sasol ADR	4,750	247
Shoprite Holdings	44,697	673
Standard Bank Group	394,009	6,405
Telkom	166,400	956
Tiger Brands	33,969	994
Trans Hex Group*	128	—
Woolworths Holdings	64,775	264

		71,337

South Korea — 11.5%
Cheil Jedang*(B)	5,092	973
Cheil Jedang	8,280	575
Daegu Bank	40,470	555
Daelim Industrial*	10,501	1,086
Daewoo Shipbuilding & Marine Engineering*	70,140	2,241
Daishin Securities	23,278	339
Daum Communications*	8,266	561
Dongbu Insurance	72,671	2,877
Dongkuk Steel Mill*	21,053	650
Doosan Heavy Industries and Construction*	7,546	569
Glovis*(B)	2,002	262

Description	Shares	Market Value ($ Thousands)

Grand Korea Leisure (B)	84,290	$1,532
Halla Climate Control*(B)	31,910	562
Hanwha Chemical*	76,090	2,076
Hite Brewery*(B)	10,125	1,074
Honam Petrochemical	7,470	1,769
Hyundai Department Store*	3,781	465
Hyundai Development*	51,610	1,545
Hyundai Marine & Fire Insurance (B)	9,800	226
Hyundai Mobis*	21,336	5,342
Hyundai Motor	20,172	3,080
Jinro*(B)	16,320	509
Kangwon Land*	54,230	1,336
KB Financial Group*(B)	59,314	3,120
KB Financial Group ADR	510	27
Korea Electric Power*	44,310	1,179
Korea Exchange Bank	255,570	2,653
Korea Investment Holdings	4,430	174
Korean Reinsurance (B)	88,064	914
KP Chemical*	42,300	675
KT	8,579	348
KT ADR (A)	125,445	2,609
KT&G*	25,796	1,471
LG*	20,956	1,610
LG Chemical	4,200	1,446
LG Electronics	40,311	4,182
LG Innotek*(B)	6,021	709
LG Philips LCD (B)	38,928	1,361
LG Telecom*	201,874	1,274
Lock & Lock*(B)	8,920	283
Lotte Chilsung Beverage*	389	329
Lotte Shopping*(B)	1,736	723
MegaStudy*(B)	7,489	1,159
NHN*	3,051	609
Nong Shim*	9,602	1,721
POSCO	7,496	3,202
POSCO ADR (A)	4,510	486
Pusan Bank*	184,388	2,324
Samsung Electronics	35,403	29,566
Samsung Engineering*	15,908	2,689
Samsung Fire & Marine Insurance	8,122	1,607
Shinhan Financial Group*	114,187	5,310
Shinsegae	6,554	3,546
SK Chemicals*	296	16
SK Telecom	4,204	641
SK Telecom ADR (A)	95,670	1,782
STX Offshore & Shipbuilding*(B)	13,010	286
Taewoong*	17,513	724
Tong Yang Life Insurance (B)	133,410	1,367
Yuhan*	9,804	1,498

		113,824

Sweden — 0.1%
Oriflame Cosmetics (A)(B)	15,481	815

Taiwan — 10.5%
Acer	566,117	1,749
Asia Cement	990,860	1,096
Asustek Computer	114,148	1,084
AU Optronics ADR	160,700	1,675
AU Optronics	386,000	401

5	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Catcher Technology	117,000	$433
Cathay Financial Holding	1,030,310	1,827
Chinatrust Financial Holding	4,428,997	3,251
Chunghwa Telecom	612,570	1,557
Compal Electronics	199,195	264
Delta Electronics	468,000	2,287
Eternal Chemical	110,000	128
Evergreen Marine Taiwan	674,000	700
Far Eastern New Century	1,404,308	2,379
Far EasTone Telecommunications	133,000	193
Farglory Land Development	213,000	574
First Financial Holding	1,049,296	966
Formosa Chemicals & Fibre	268,000	903
Formosa Taffeta	88,000	86
Fubon Financial Holding	587,000	805
High Tech Computer	219,555	6,777
Hon Hai Precision Industry	1,345,899	5,424
Hotai Motor	27,000	83
Huaku Development	104,000	315
Hung Poo Real Estate Development	542,515	809
Inventec	11,200	6
KGI Securities	1,960,000	1,119
Largan Precision	16,754	417
Lite-On Technology	626,653	862
Macronix International	67,000	47
MediaTek	272,228	3,898
Nan Ya Printed Circuit Board	419,067	1,559
Novatek Microelectronics	142,550	460
Pou Chen	1,084,800	1,003
Powertech Technology	40,000	133
President Chain Store	328,000	1,513
Prime View International	2,167,679	4,394
Quanta Computer	1,121,000	2,353
Radium Life Tech	94,520	141
Richtek Technology	187,678	1,564
Siliconware Precision Industries ADR (A)	39,260	234
Siliconware Precision Industries	458,000	550
Silitech Technology	166,070	514
Simplo Technology	292,426	2,126
Sincere Navigation	224,000	271
SinoPac Financial Holdings	4,900,230	2,261
Sinyi Realty	168,000	372
Soft-World International	92,420	442
Synnex Technology International	949,783	2,564
Taishin Financial Holding	1,722,700	1,019
Taiwan Fertilizer	619,000	2,314
Taiwan Hon Chuan Enterprise	207,000	472
Taiwan Semiconductor Manufacturing ADR	36,210	454
Taiwan Semiconductor Manufacturing	5,408,409	13,170
Tatung*	4,694,000	1,269
Teco Electric and Machinery	617,000	413
Transcend Information	406,640	1,102
Tripod Technology	706,354	2,883
TSRC	194,000	449
Tung Ho Steel Enterprise	12,000	14
TXC	789,632	1,509
U-Ming Marine Transport	388,000	845
Unimicron Technology	429,000	836

Description	Shares	Market Value ($ Thousands)

United Microelectronics	5,605,312	$3,134
UPC Technology	58,000	48
Wintek	535,000	919
Wistron	1,412,302	2,877
WPG Holdings	904,911	1,747
Yageo	742,000	365
Young Fast Optoelectronics	137,426	1,313
Yuanta Financial Holding	3,071,115	2,296

		104,017

Thailand — 2.1%
Bangkok Bank	857,210	4,216
Banpu	37,061	973
BEC World	310,100	327
Bumrungrad Hospital (B)	844,247	888
CalComp Electronics Thailand	434,000	76
Charoen Pokphand Foods	1,295,300	1,060
CP ALL (B)	388,400	505
CP Seven Eleven PCL (B)	395,600	514
Glow Energy (B)	987,609	1,546
Kasikornbank	523,447	2,223
Krung Thai Bank	600,000	343
PTT	98,000	1,039
PTT Exploration & Production (B)	302,139	1,682
Quality Houses (B)	4,508,300	314
Siam Cement	21,046	238
Siam Commercial Bank	639,300	2,195
Thai Airways International	417,770	679
Thai Oil (B)	11,800	31
Thai Union Frozen Products	94,000	164
Thanachart Capital	1,621,554	1,935

		20,948

Turkey — 2.3%
Arcelik	67,396	342
Cimsa Cimento Sanayi VE Tica	182,726	1,187
Emlak Konut Gayrimenkul Yatirim Ortakligi*(D)	954,701	1,228
Ford Otomotiv Sanayi	231,298	1,961
Haci Omer Sabanci Holding	63,364	296
KOC Holding	99,707	487
Koza Anadolu Metal Madencilik Isletmeleri*	112,552	338
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	91,063	153
Sinpas Gayrimenkul Yatirim Ortakligi*(D)	818,454	1,106
Tofas Turk Otomobil Fabrikasi	423,671	2,191
Turk Ekonomi Bankasi	976,486	1,415
Turk Traktor ve Ziraat Makineleri	34,840	532
Turkcell Iletisim Hizmet ADR	5,540	95
Turkcell Iletisim Hizmet	113,859	781
Turkiye Garanti Bankasi	717,867	3,648
Turkiye Halk Bankasi	125,693	1,070
Turkiye Is Bankasi, Cl C	689,416	2,464
Turkiye Sinai Kalkinma Bankasi	1,190,463	2,019
Turkiye Sise ve Cam Fabrikalari*	603,963	1,067
Yazicilar Holding, Cl A	48,803	427

		22,807

6	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

United Arab Emirates — 0.0%
Lamprell	51,476	$259

United Kingdom — 1.1%
Afren*	606,822	1,402
African Barrick Gold	196,000	1,875
Antofagasta	150,389	3,796
BHP Billiton	29,111	1,168
Cairn Energy*	213,993	1,407
JKX Oil & Gas	93,240	460
Tullow Oil	56,243	1,110

		11,218

United States — 0.5%
Millicom International Cellular	32,814	3,137
NII Holdings*	30,708	1,371

		4,508

Total Common Stock (Cost $725,821) ($ Thousands)		892,483

PREFERRED STOCK — 4.8%

Brazil — 4.8%
Banco do Estado do Rio Grande do Sul	157,002	1,669
Bradespar	42,779	1,116
Brasil Telecom	108,782	786
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (A)	14,378	604
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference	8,428	352
Cia de Bebidas das Americas ADR (A)	119,285	3,701
Cia de Tecidos do Norte de Minas - Coteminas	155,332	505
Cia Energetica de Minas Gerais	173,165	2,786
Confab Industrial	64,336	237
Eletropaulo Metropolitana Eletricidade de Sao Paulo	32,341	626
Gerdau	16,500	225
Investimentos Itau	54,300	432
Itau Unibanco Holding	32,364	776
Itau Unibanco Holding ADR (A)	196,458	4,717
Klabin	269,019	948
Metalurgica Gerdau, Cl A	75,716	1,222
Petroleo Brasileiro, Cl Preference	185,142	3,044
Petroleo Brasileiro Sponsored ADR, Cl A (A)	246,213	8,413
Randon Participacoes	397,200	2,941
Suzano Papel e Celulose	109,068	971
Telecomunicacoes de Sao Paulo	28,966	733
Telemar Norte Leste	5,271	152
Tim Participacoes	597,200	1,982
Usinas Siderurgicas de Minas Gerais	99,882	1,153
Vale ADR, Cl B (A)	174,292	5,267

Description	Shares/Face Amount (Thousands)(1)	Market Value ($ Thousands)

Vale, Cl A	78,331	$2,289

Total Preferred Stock (Cost $35,525) ($ Thousands)		47,647

EXCHANGE TRADED FUNDS — 1.7%

United States — 1.7%
iShares MSCI Emerging Markets
Index Fund	353,514	16,834
Vanguard Emerging Markets ETF	13,181	635

Total Exchange Traded Funds (Cost $17,212) ($ Thousands)		17,469

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/49 (F)	8	—

Total Debenture Bond (Cost $0) ($ Thousands)		—

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.100%**†	19,440	19,440

Total Cash Equivalent (Cost $19,440) ($ Thousands)		19,440

AFFILIATED PARTNERSHIP — 5.5%

United States — 5.5%
SEI Liquidity Fund, L.P.,
0.210%**†(G)	55,861,644	54,837

Total Affiliated Partnership (Cost $55,862) ($ Thousands)		54,837

Total Investments — 103.8% (Cost $853,860) ($ Thousands)§		$1,031,876

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$707,452	$185,031	$—	$892,483
Preferred Stock	47,647	—	—	47,647
Exchange Traded Funds	17,469	—	—	17,469
Debenture Bond	—	—	—	—
Cash Equivalent	19,440	—	—	19,440
Affiliated Partnership	—	54,837	—	54,837

Total Investments in Securities	$792,008	$239,868	$—	$1,031,876

For the three month period ended December 31, 2010, the transfers out of Level 1 and into Level 2 were $185,031 ($ Thousands) and the transfers out of Level 2 into Level 1 were $— ($ Thousands). The transfers related to the fair value of certain international securities.

7	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2010

Percentages are based on a Net Assets of $993,752($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Affiliated security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $54,296 ($ Thousands).
(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2010 was $185,031 ($ Thousands) and represented 18.6% of Net Assets.
(C)	Securities considered illiquid. The total market value of such securities as of December 31, 2010 was $7,283 ($ Thousands) and represented 0.7% of Net Assets.
(D)	Real Estate Investments Trust.
(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(F)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2010.
(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2010 was $54,837 ($ Thousands).
§	At December 31, 2010, the tax basis cost of the Fund’s investments was $853,860 ($ Thousands), and the unrealized appreciation and depreciation were $194,457($ Thousands) and ($16,441)($ Thousands) respectively.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

Ser — Series

SDR — Swedish Depository Receipt

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 87.7%

Australia — 1.7%
Commonwealth Bank of Australia MTN
3.750%, 10/15/14 (A)	USD	425	$441
Fairfax Med
5.250%, 06/15/12		250	345
Government of Australia, Ser 122
5.250%, 03/15/19		300	302
Government of Australia, Ser 25CI
3.119%, 09/20/25		640	700
Macquarie Bank MTN
5.500%, 09/19/16 (B)	GBP	211	322
1.377%, 12/06/16 (B)	EUR	350	441
New South Wales Treasury
5.250%, 05/01/13		980	1,003
QBE Insurance Group MTN
6.125%, 09/28/15	GBP	250	413
Queensland Treasury
6.000%, 09/14/17		1,630	1,686
Suncorp-Metway MTN
4.000%, 01/16/14	GBP	550	905
Westpac Banking MTN
4.250%, 09/22/16	EUR	350	486
2.100%, 08/02/13	USD	400	404
WT Finance
3.625%, 06/27/12	EUR	450	613

			8,061

Austria — 0.2%
Oesterreichische Kontrollbank MTN
3.625%, 12/10/13		465	653
Republic of Austria MTN
3.900%, 07/15/20		75	104
Republic of Austria, Ser 97-6
6.250%, 07/15/27		225	394

			1,151

Belgium — 1.2%
Anheuser-Busch InBev
8.625%, 01/30/17		200	341
5.375%, 01/15/20		450	488
4.000%, 04/26/18		300	406
Dexia Credit Local
2.375%, 09/23/11 (A)		500	505
Dexia Funding
4.892%, 11/30/49 (B)		200	142
Fortis Bank
4.625%, 10/24/49 (B)		400	451
KBC Internationale Financieringsmaatschappij MTN
4.500%, 09/17/14		350	472
Kingdom of Belgium, Ser 48
4.000%, 03/28/22		2,100	2,798

			5,603

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Bermuda — 0.0%
Fidelity International
6.875%, 02/24/17		75	$105

Brazil — 0.3%
Centrais Eletricas Brasileiras
6.875%, 07/30/19	USD	150	170
Federal Republic of Brazil
10.250%, 01/10/28		370	229
4.875%, 01/22/21	USD	115	117
Petrobras International Finance
5.750%, 01/20/20	USD	650	674
Vale Overseas
6.875%, 11/21/36	USD	301	331

			1,521

Canada — 4.7%
Bank of Montreal MTN
4.250%, 01/23/13	EUR	250	351
Bell Canada MTN
5.000%, 02/15/17		270	287
Canadian Natural Resources
5.150%, 02/01/13	USD	175	189
Canadian Pacific Railway
6.500%, 05/15/18	USD	99	113
CDP Financial
4.400%, 11/25/19 (A)	USD	850	864
Export Development Canada MTN
2.375%, 03/19/12	USD	800	817
Government of Canada
5.750%, 06/01/33		1,300	1,750
5.000%, 06/01/14		4,350	4,800
5.000%, 06/01/37		1,300	1,623
4.500%, 06/01/15		1,550	1,704
4.250%, 12/01/21		1,476	1,998
4.000%, 06/01/16		2,438	2,635
3.750%, 06/01/12		1,510	1,566
3.500%, 06/01/13		830	869
3.500%, 06/01/20		1,475	1,523
Province of Quebec Canada
4.250%, 02/27/13	EUR	450	634
Royal Bank of Canada MTN
4.625%, 01/22/18	EUR	252	363
Teck Resources
6.000%, 08/15/40		40	42
Toronto-Dominion Bank
2.200%, 07/29/15 (A)	USD	540	531
YPG Holdings MTN
5.250%, 02/15/16		179	177

			22,836

Chile — 0.1%
Nacional del Cobre de Chile
6.150%, 10/24/36 (A)	USD	640	699

Colombia — 0.2%
Ecopetrol
7.625%, 7/23/19 (A)	USD	237	274

1	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of Colombia
7.750%, 04/14/21		707,000	$437

			711

Czech Republic — 0.1%
Government of Czech Republic, Ser 51
4.000%, 04/11/17		5,450	301

Denmark — 1.0%
Carlsberg Breweries
3.375%, 10/13/17		300	387
Danske Bank MTN
4.875%, 06/11/13	EUR	150	215
4.125%, 11/26/19	EUR	290	403
FIH Erhvervsbank
2.000%, 06/12/13 (A)	USD	625	635
Kingdom of Denmark
4.500%, 11/15/39		1,300	280
4.000%, 11/15/19		4,425	860
4.000%, 11/15/12		5,416	1,024
3.125%, 03/17/14	EUR	500	700
TDC
5.875%, 12/16/15		350	508

			5,012

Finland — 0.2%
Government of Finland
4.375%, 07/04/19		225	332
3.875%, 09/15/17		350	506

			838

France — 10.5%
Alstom
3.625%, 10/05/18		400	507
Arkema
4.000%, 10/25/17		200	263
AXA MTN
5.250%, 04/16/40 (B)		600	718
4.500%, 01/23/15		100	140
BNP Paribas
5.019%, 04/29/49 (B)		1,150	1,319
BPCE MTN
6.117%, 10/29/49 (B)		100	104
Caisse d’Amortissement de la Dette Sociale MTN
4.500%, 09/04/13		2,600	3,749
3.250%, 04/25/13		550	768
Caisse Refinancement de l’Habitat
4.250%, 10/25/14		332	473
Cie de Financement Foncier
4.625%, 09/23/17		515	737
4.500%, 01/09/13		290	409
2.500%, 09/16/15 (A)		800	780
Cie de Saint-Gobain MTN
6.000%, 05/20/13		50	72
Compagnie De St Gobain MTN
1.215%, 04/11/12 (B)		350	465
Credit Agricole MTN
7.875%, 10/29/49 (B)		150	200
0.493%, 03/13/16 (B)		500	489

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Credit Agricole Covered Bonds MTN
3.500%, 07/21/14		200	$278
Credit Logement
4.604%, 03/29/49 (B)(C)		350	372
1.479%, 12/15/49 (B)(C)		150	157
EDF
6.500%, 01/26/19 (A)		250	292
4.000%, 11/12/25		150	188
Government of France
5.000%, 10/25/16		350	532
4.750%, 04/25/35		2,305	3,504
4.500%, 04/25/41		800	1,186
4.000%, 04/25/13		700	1,000
3.750%, 04/25/21		2,300	3,186
3.500%, 04/25/20		1,215	1,652
3.000%, 10/25/15		5,200	7,227
2.500%, 10/25/20		8,150	10,148
HSBC France MTN
4.875%, 01/15/14		250	358
Lafarge
8.750%, 05/30/17	GBP	250	453
6.150%, 07/15/11		475	487
Natixis MTN
1.279%, 01/26/17 (B)		300	377
Picard Bondco
9.000%, 10/01/18		180	256
RCI Banque MTN
4.375%, 01/27/15		170	234
Safran
4.000%, 11/26/14		250	341
Societe Financement de l’Economie Francaise
3.375%, 05/05/14 (A)		905	953
3.125%, 06/30/14		575	799
2.125%, 01/30/12 (A)		2,430	2,467
Societe Generale
8.875%, 06/29/49 (B)		200	304
7.756%, 05/22/13 (B)		300	394
1.202%, 06/07/17 (B)		200	252
0.499%, 10/20/16 (B)		150	143
Societe Generale Societe de Credit Fonciere MTN
4.000%, 07/07/16		650	916
Vivendi MTN
7.750%, 01/23/14		250	381

			50,030

Germany — 12.5%
Allianz Finance II
6.125%, 05/31/22 (B)		1,000	1,368
Bayerische Landesbank MTN
4.500%, 02/07/19 (B)		350	387
2.750%, 01/23/12		750	1,022
Bundesrepublik Deutschland
3.000%, 07/04/20		3,280	4,417
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31		100	171
Bundesrepublik Deutschland, Ser 02
5.000%, 01/04/12		125	175

2	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34		1,460	$2,335
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/15		4,425	6,423
Bundesrepublik Deutschland, Ser 05
3.500%, 01/04/16		700	1,007
Bundesrepublik Deutschland, Ser 06
3.750%, 01/04/17		1,750	2,541
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/39		100	153
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/40		1,305	2,167
4.250%, 07/04/18		125	186
Bundesrepublik Deutschland, Ser 09
3.250%, 01/04/20		1,875	2,584
Bundesrepublik Deutschland, Ser 98
5.625%, 01/04/28		970	1,653
Bundesschatzanweisungen
1.500%, 06/10/11		5,800	7,814
0.500%, 06/15/12		9,150	12,241
Commerzbank
5.625%, 11/29/17 (B)		150	186
2.750%, 01/13/12		325	443
Daimler MTN
3.000%, 07/19/13		133	182
Deutsche Postbank MTN
3.750%, 02/12/14		800	1,132
Deutsche Telekom International Finance MTN
6.500%, 04/08/22	GBP	190	323
Dexia Kommunalbank Deutschland MTN
3.500%, 06/05/14		390	545
E.ON International Finance
5.800%, 04/30/18 (A)	USD	650	734
Eurogrid GmbH MTN
3.875%, 10/22/20		100	130
HSH Nordbank MTN
2.750%, 01/20/12		1,075	1,466
Kreditanstalt fuer Wiederaufbau
5.375%, 01/29/14	GBP	950	1,631
4.375%, 10/11/13		1,050	1,511
3.875%, 01/21/19		1,075	1,513
3.375%, 08/30/17	CHF	370	443
Landesbank Berlin MTN
5.875%, 11/25/19		300	391
Landwirtschaftliche Rentenbank
3.250%, 03/12/14		550	768
Linde Finance
7.375%, 07/14/66 (B)		300	442
Munich
7.625%, 06/21/28		285	498
RWE Finance MTN
5.000%, 02/10/15		500	730

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Siemens Financieringsmat MTN
5.125%, 02/20/17		250	$370
Volkswagen MTN
5.625%, 02/09/12		150	210

			60,292

Hong Kong — 0.1%
Hutchison Whampoa International 09
7.625%, 04/09/19		255	305

Ireland — 0.5%
Ardagh Glass Finance
7.125%, 06/15/17		125	158
Ardagh Glass Group
10.750%, 03/01/15		291	394
Bank of Ireland MTN
4.625%, 04/08/13		400	441
CRH Finance MTN
7.375%, 05/28/14		280	415
Freshwater Finance for LCH Clearnet
6.576%, 05/18/17 (B)		150	142
Smurfit Kappa Acquisitions
7.750%, 11/15/19 (A)		170	239
UT2 Funding
5.321%, 06/30/16 (C)		390	385
WPP MTN
6.625%, 05/12/16		225	340

			2,514

Italy — 4.7%
A2A
4.500%, 11/02/16		150	202
Enel Finance International
5.125%, 10/07/19 (A)	USD	150	149
3.875%, 10/07/14 (A)	USD	350	356
Intesa Sanpaolo MTN
6.375%, 11/12/17 (B)	GBP	300	458
3.750%, 11/23/16		400	520
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/40		1,375	1,733
4.500%, 03/01/19		400	535
4.250%, 02/01/15		1,750	2,403
4.250%, 09/01/19		1,400	1,834
4.250%, 10/15/12		1,360	1,868
4.000%, 09/01/20		8,180	10,392
3.500%, 06/01/14		1,100	1,480
Telecom Italia Capital
6.175%, 06/18/14	USD	300	319
Unicredito Italiano MTN
4.500%, 09/22/19		400	522

			22,771

Japan — 18.6%
Government of Japan 10 Year Bond
1.400%, 12/20/15		690,000	8,916
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/16		250,000	3,291

3	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/17		1,157,950	$15,256
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/18		642,700	8,200
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19		235,300	3,037
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/20		1,028,250	12,947
Government of Japan 20 Year Bond, Ser 109
1.900%, 03/20/29		39,000	487
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29		710,000	9,137
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/20		489,450	6,800
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27		587,000	7,625
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/38		103,250	1,387
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/39		145,200	1,913
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/40		117,000	1,446
Government of Japan 5 Year Bond, Ser 63
1.200%, 03/20/12		634,350	7,918
Government of Japan 5 Year Bond, Ser 79
0.700%, 12/20/13		51,300	641
ORIX
4.710%, 04/27/15	USD	326	330
Sumitomo Mitsui Banking
4.000%, 11/09/20	EUR	300	377

			89,708

Malaysia — 0.2%
Malaysia Government Bond
5.734%, 07/30/19		900	329
Petronas Capital
5.250%, 08/12/19 (A)	USD	410	440

			769

Mexico — 0.6%
Mexican Bonos, Ser M10
7.750%, 12/14/17		7,275	627
Mexican Bonos, Ser MI10
9.500%, 12/18/14		16,335	1,482
9.000%, 12/20/12		10,000	869

			2,978

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Netherlands — 4.0%
ABN Amro Bank MTN
3.750%, 07/15/14		750	$1,049
0.489%, 01/17/17 (B)	USD	950	803
Aegon
4.750%, 06/01/13	USD	250	262
Boats Investments MTN
11.000%, 03/31/17		346	399
Government of Netherlands
4.500%, 07/15/17		1,500	2,241
4.000%, 07/15/18		1,355	1,962
4.000%, 07/15/16		1,700	2,486
4.000%, 01/15/37		200	288
3.500%, 07/15/20		360	496
3.250%, 07/15/15		520	737
ING Bank MTN
4.750%, 05/27/19		800	1,151
3.000%, 09/30/14		125	170
0.459%, 05/23/16 (B)	USD	450	400
ING Groep MTN
4.750%, 05/31/17		500	689
ING Verzekeringen
6.250%, 06/21/21 (B)		1,310	1,573
Koninklijke KPN
7.500%, 02/04/19		150	245
6.500%, 01/15/16		180	277
NIBC Bank MTN
3.500%, 04/07/14		650	912
OI European Group BV
6.875%, 03/31/17		150	209
Rabobank Nederland
4.125%, 04/04/12		1,250	1,735
4.125%, 07/14/25		375	479
SNS Bank MTN
2.875%, 01/30/12		300	410
Ziggo Bond
8.000%, 05/15/18		130	180

			19,153

New Zealand — 0.5%
ANZ National International
6.200%, 07/19/13	USD	450	495
Government of New Zealand
6.000%, 12/15/17		2,250	1,813

			2,308

Norway — 0.6%
DnB Bank MTN
4.500%, 05/29/14	EUR	275	392
1.228%, 05/30/17 (B)	EUR	425	555
DnB Boligkreditt
2.750%, 04/20/15	EUR	625	842
Government of Norway
4.500%, 05/22/19		1,150	211
MPU Offshore Lift
11.285%,
12/22/11 (C)(D)		1,445	5
Sevan Drilling
7.670%, 12/07/12 (B)		2,000	354

4	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Yara International
7.875%, 06/11/19		410	$489

			2,848

Poland — 0.5%
Poland Government Bond
4.506%, 01/25/13 (E)		2,500	771
Republic of Poland, Ser 1019
5.500%, 10/25/19		5,185	1,702
Republic of Poland
6.375%, 07/15/19	USD	130	146

			2,619

Portugal — 0.1%
EDP Finance
5.375%, 11/02/12 (A)	USD	425	431
Obrigacoes do Tesouro
4.800%, 06/15/20		210	244

			675

Russia — 0.6%
Gazprom MTN
9.625%, 03/01/13	USD	470	533
6.580%, 10/31/13	GBP	150	250
6.212%, 11/22/16 (A)	USD	230	245
RSHB Capital for Russian Agricultural Bank
7.750%, 05/29/18 (A)	USD	715	774
Steel Capital (Severstal)
9.750%, 07/29/13 (A)(C)	USD	285	317
TransCapit (Transneft) Registered
7.700%, 08/07/13	USD	539	599

			2,718

Singapore — 0.7%
DBS Bank
0.504%, 05/16/17 (A)(B)	USD	525	513
Government of Singapore
4.000%, 09/01/18		2,320	2,014
3.500%, 03/01/27		650	527
Optus Finance Pty MTN
3.500%, 09/15/20	EUR	200	255

			3,309

South Africa — 0.4%
Foodcorp Registered
8.875%, 06/15/12	EUR	150	204
Republic of South Africa, Ser R203
8.250%, 09/15/17		11,860	1,821

			2,025

Spain — 1.4%
Government of Spain
4.750%, 07/30/14		925	1,268
4.700%, 07/30/41		665	730
4.600%, 07/30/19		155	198
4.000%, 04/30/20		2,450	2,957
3.300%, 10/31/14		475	619
Instituto de Credito Oficial
2.375%, 03/04/13 (A)	USD	200	194

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Santander Issuances, Ser 24
7.300%, 07/27/19 (B)	GBP	400	$599
Telefonica Emisiones SAU MTN
4.375%, 02/02/16		375	509

			7,074

Supra-National — 0.9%
European Investment Bank MTN
3.500%, 04/15/16	EUR	1,975	2,762
Inter-American Development Bank
9.750%, 05/15/15	GBP	750	1,515

			4,277

Sweden — 2.0%
Kingdom of Sweden, Ser 1041
6.750%, 05/05/14		11,895	2,010
Kingdom of Sweden, Ser 1049
4.500%, 08/12/15		5,050	810
Kingdom of Sweden, Ser 1052
4.250%, 03/12/19		2,000	320
Kingdom of Sweden, Ser 3105
3.500%, 12/01/15		10,840	2,182
Kommuninvest I Sverige MTN
2.750%, 08/12/15		5,300	770
Nordea Bank MTN
4.500%, 05/12/14	EUR	100	142
0.502%, 06/09/16 (B)	USD	500	492
Stadshypotek MTN
3.750%, 12/12/13	EUR	400	561
Svenska Handelsbanken MTN
1.193%, 10/19/17 (B)	EUR	800	1,042
Swedbank MTN
7.375%, 06/26/18 (B)	EUR	150	219
3.125%, 03/04/13	EUR	128	174
3.125%, 02/02/12	EUR	550	753
Volvo Treasury
5.950%, 04/01/15		145	158

			9,633

Switzerland — 0.9%
Credit Suisse MTN
6.125%, 05/16/14	EUR	350	519
4.750%, 08/05/19	EUR	400	550
2.875%, 09/24/15	EUR	220	290
Glencore Finance Europe MTN
7.125%, 04/23/15	EUR	300	442
5.250%, 03/22/17	EUR	300	404
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/19 (A)	USD	25	26
Novartis Finance MTN
4.250%, 06/15/16	EUR	375	537
Sunrise Communications International MTN
7.000%, 12/31/17 (A)		230	322
UBS MTN
6.625%, 04/11/18	GBP	150	260
6.250%, 09/03/13	EUR	200	293
5.875%, 12/20/17	USD	575	632
5.625%, 05/19/14	EUR	200	291

			4,566

5	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

United Kingdom — 11.3%
3i Group MTN
5.625%, 03/17/17	EUR	150	$204
1.228%, 06/08/12 (B)	EUR	350	455
Abbey National Treasury Services MTN
4.250%, 04/12/21	EUR	850	1,104
Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/30		500	865
Aviva MTN
0.631%, 06/19/17 (B)	USD	475	434
BAA Funding MTN
4.125%, 10/12/16		200	264
Bank of Scotland MTN
4.750%, 06/08/22	EUR	650	871
Barclays Bank MTN
14.000%, 06/15/19 (B)		100	187
6.750%, 05/22/19	USD	225	254
6.750%, 01/16/23 (B)		350	563
5.125%, 01/08/20		150	153
5.000%, 09/22/16	USD	705	746
4.500%, 03/04/19 (B)	EUR	125	163
Barclays Bank, Ser E MTN
4.875%, 12/29/49 (B)	EUR	200	209
BAT International Finance MTN
7.250%, 03/12/24		250	460
5.375%, 06/29/17	EUR	425	626
BG Energy Capital MTN
3.375%, 07/15/13	EUR	200	276
Bishopsgate Asset Finance
4.808%, 08/14/44		200	252
BP Capital Markets MTN
4.750%, 03/10/19	USD	10	10
4.500%, 10/01/20	USD	252	251
3.100%, 10/07/14		120	163
British American Tobacco Holdings MTN
4.000%, 07/07/20		100	132
British Telecommunications MTN
8.750%, 12/07/16		165	308
5.750%, 12/07/28		111	165
Daily Mail & General Trust
5.750%, 12/07/18		350	521
EDF Energy Networks EPN MTN
6.000%, 11/12/36		160	270
ENW Finance MTN
6.125%, 07/21/21		350	602
First Hydro Finance
9.000%, 07/31/21		220	400
HSBC Bank
3.500%, 06/28/15 (A)	USD	120	123
HSBC Holdings MTN
9.875%, 04/08/18 (B)		80	141
6.500%, 05/20/24		250	428
0.491%, 10/06/16 (B)	USD	625	600
Imperial Tobacco Finance MTN
8.375%, 02/17/16	EUR	450	736
7.750%, 06/24/19		600	1,112
7.250%, 09/15/14	EUR	150	230

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Ineo’s Group Holdings
7.875%, 02/15/16	EUR	111	$133
Inmarsat Finance
7.375%, 12/01/17 (A)		115	121
Intercontinental Hotels Group MTN
6.000%, 12/09/16		150	245
Legal & General Group MTN
4.000%, 06/08/25 (B)	EUR	200	243
Lloyds TSB Bank MTN
6.375%, 04/15/14		725	1,201
6.250%, 04/15/14	EUR	150	215
Marks & Spencer MTN
6.125%, 12/02/19		100	165
5.625%, 03/24/14		150	248
Motability Operations Group MTN
3.750%, 11/29/17		300	398
National Express Group
6.250%, 01/13/17		150	246
National Westminster Bank
6.500%, 09/07/21		220	314
Northern Rock
5.625%, 06/22/17 (A)	USD	1,750	1,778
Northumbrian Water Finance
6.000%, 10/11/17		500	868
Old Mutual MTN
7.125%, 10/19/16		250	422
4.500%, 01/18/17 (B)(C)	EUR	600	763
OTE MTN
5.375%, 02/14/11	EUR	375	504
Rexam MTN
4.375%, 03/15/13	EUR	170	236
Rolls-Royce
6.750%, 04/30/19		100	179
Royal Bank of Scotland MTN
6.934%, 04/09/18	EUR	300	381
5.750%, 05/21/14	EUR	250	350
Scottish & Southern Energy MTN
5.750%, 02/05/14		245	415
Severn Trent Utilities Finance
6.250%, 06/07/29		350	615
Standard Chartered Bank MTN
6.400%, 09/26/17	USD	250	266
6.400%, 09/26/17 (A)	USD	175	187
5.875%, 09/26/17	EUR	350	490
1.179%, 03/28/18 (B)	EUR	250	313
Tesco
6.125%, 02/24/22		100	171
6.052%, 10/13/39		347	587
Thames Water Utilities Cayman Finance MTN
6.125%, 02/04/13	EUR	200	288

6	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

United Kingdom Treasury
4.750%, 12/07/30		800	$1,357
4.750%, 03/07/20		900	1,558
4.750%, 12/07/38		3,115	5,330
4.500%, 03/07/19		2,700	4,618
4.500%, 12/07/42		335	553
4.250%, 09/07/39		1,305	2,063
4.250%, 06/07/32		1,460	2,315
4.250%, 03/07/36		375	591
4.250%, 12/07/49		85	136
4.000%, 09/07/16		2,565	4,329
2.750%, 01/22/15		1,000	1,609
2.250%, 03/07/14		370	591
2.000%, 01/22/16		330	507
United Kingdom Treasury, Ser 2002-
5.000%, 09/07/14		240	418
Virgin Media Secured Finance
7.000%, 01/15/18		100	166
Vodafone Group MTN
5.900%, 11/26/32		176	292
Wales & West Utilities Finance MTN
6.750%, 12/17/36 (B)		200	333
Western Power Distribution South West
5.750%, 03/23/40		200	325
Yorkshire Power Finance
7.250%, 08/04/28		208	382
Yorkshire Water Services Bradford Finance
6.375%, 08/19/39		100	180

			54,273

United States — 6.4%
AES
7.750%, 10/15/15		55	59
Altria Group
9.250%, 08/06/19		550	718
American Express Credit MTN
5.375%, 10/01/14	GBP	100	163
American Honda Finance
6.250%, 07/16/13		250	368
Antero Resources Finance
9.375%, 12/01/17		46	48
AT&T
5.875%, 04/28/17	GBP	200	342
5.600%, 05/15/18		415	463
BA Covered Bond Issuer MTN
4.125%, 04/05/12	EUR	3,100	4,254
Bank of America MTN
5.650%, 05/01/18		350	358
4.750%, 05/06/19 (B)	EUR	250	302
Cablevision Systems, Ser B
8.000%, 04/15/12		235	246
Cellco Partnership
3.750%, 05/20/11		650	658
Citigroup
5.500%, 04/11/13		500	532
4.250%, 02/25/30 (B)	EUR	1,350	1,422

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Comcast Cable Communications Holdings
9.455%, 11/15/22		340	$470
Commerzbank Capital Funding Trust
5.012%, 03/29/49	EUR	200	158
Computer Sciences
5.500%, 03/15/13 (A)		305	326
Countrywide Financial MTN
5.800%, 06/07/12		507	533
Countrywide Home Loan, Ser L MTN
4.000%, 03/22/11		9	9
Dow Chemical
8.550%, 05/15/19		288	361
Duke Energy
6.300%, 02/01/14		375	418
Dynegy Holdings
8.375%, 05/01/16		230	172
Ford Motor
7.450%, 07/16/31		160	171
GE Capital UK Funding MTN
4.125%, 09/28/17	GBP	110	172
General Electric Capital MTN
5.900%, 05/13/14		300	332
5.625%, 05/01/18		300	328
5.500%, 01/08/20		305	326
3.750%, 11/14/14		375	388
Genworth Financial
1.600%, 06/20/11	JPY	53,000	645
Goldman Sachs Group
6.375%, 05/02/18	EUR	400	576
4.375%, 03/16/17	EUR	200	261
1.347%, 02/04/13 (B)	EUR	450	587
Hartford Life Institutional Funding MTN
5.375%, 01/17/12	GBP	200	318
Hertz
8.875%, 01/01/14		221	226
HSBC Finance MTN
7.000%, 03/27/12	GBP	285	468
HVB Funding Trust VIII
7.055%, 03/29/49 (B)		200	258
Ingersoll-Rand Global Holding
9.500%, 04/15/14		213	257
International Paper
7.950%, 06/15/18		260	309
JPMorgan Chase
4.400%, 07/22/20		100	98
1.372%, 10/12/15 (B)	EUR	350	435
JPMorgan Chase Bank
4.625%, 05/31/17 (B)	EUR	250	338
Key Bank MTN
1.220%, 02/09/12 (B)	EUR	570	734
1.166%, 11/21/11 (B)	EUR	50	66
Merrill Lynch MTN
1.428%, 09/14/18 (B)	EUR	375	393
Metropolitan Life Global Funding I MTN
4.625%, 05/16/17	EUR	1,200	1,650

7	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Morgan Stanley MTN
5.375%, 08/10/20	EUR	350	$452
3.750%, 03/01/13	EUR	1,000	1,353
Nabors Industries
9.250%, 01/15/19		275	341
News America
6.900%, 03/01/19		300	359
Noble Holding International
4.900%, 08/01/20		25	26
Owens Corning
6.500%, 12/01/16		420	445
PNC Funding
5.125%, 02/08/20		300	313
Pregis
5.993%, 04/15/13		50	61
Qwest
7.625%, 06/15/15		260	293
Reynolds American
7.625%, 06/01/16		377	438
7.300%, 07/15/15		195	221
Ryder System
5.850%, 11/01/16		116	127
Tesoro
6.500%, 06/01/17		280	281
Toyota Motor Credit Corp
5.250%, 02/03/12		250	349
Tyco International Group
6.000%, 11/15/13		331	367
United Health Group
6.000%, 02/15/18		135	153
US Bank MTN
4.375%, 02/28/17 (B)	EUR	900	1,182
Wal-Mart Stores
4.875%, 01/19/39	GBP	238	357
Weatherford International
9.625%, 03/01/19		275	353
Wellpoint
5.875%, 06/15/17		40	45
Western Union
5.930%, 10/01/16		475	532
Williams Partners
5.250%, 03/15/20		298	309
Windstream
8.625%, 08/01/16		220	231
WM Covered Bond Program MTN
3.875%, 09/27/11	EUR	250	340
Wyndham Worldwide
6.000%, 12/01/16		242	253

			30,897

Total Global Bonds (Cost $412,167) ($ Thousands)			422,580

MORTGAGE-BACKED SECURITIES — 3.7%

Non-Agency Mortgage-Backed Obligation — 3.7%
Arkle Master Issuer, Ser 2006-1X, Cl 5M1
1.318%, 02/17/52 (C)		150	194
Arran Residential Mortgages Funding, Ser 2006-1X, Cl BC
1.112%, 04/12/56 (B)(C)	EUR	432	573

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/51		1,200	$1,255
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.431%, 09/25/34 (B)		300	296
Bear Stearns Commercial Mortgage, Ser 2004-PWR3, Cl A4
4.715%, 02/11/41		380	401
Bear Stearns Commercial Mortgage, Ser 2004-PWR6, Cl A6
4.825%, 11/11/41		575	610
Bear Stearns Commercial Mortgage, Ser 2006-PW11, Cl A4
5.623%, 03/11/39 (B)		600	649
Canary Wharf Finance, Ser II, Cl C2
1.287%, 10/22/37 (B)(C)		200	188
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.884%, 12/10/49 (B)		1,140	1,219
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.293%, 12/10/49 (B)		405	435
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
5.110%, 05/25/35 (B)		1,396	1,323
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A3
6.640%, 01/17/32		146	146
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39		1,215	1,266
Eddystone Finance, Ser 2006-1, Cl B
1.117%, 04/19/21 (B)(C)		100	138
Eddystone Finance, Ser 2006-1, Cl A
0.947%, 04/19/21		150	207
Gracechurch Mortgage Financing, Ser 2006-1, Cl C3
1.311%, 11/20/56 (B)(C)	EUR	250	328
Gracechurch Mortgage Financing, Ser 2007-1X, Cl 3A2
1.141%, 11/20/56 (B)		1,782	2,354
Granite Master Issuer, Ser 2005-1, Cl A5
1.014%, 12/20/54 (C)	EUR	279	348
Granite Master Issuer, Ser 2006-2, Cl A5
0.934%, 12/20/54 (B)(C)	EUR	551	686
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
5.134%, 01/25/35 (B)		421	428

8	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Holmes Master Issuer, Ser 2007- 1, Cl 3C2
1.405%, 07/15/40 (B)(C)	EUR	150	$201
Immeo Residential Finance, Ser 2, Cl A
1.039%, 12/15/16 (B)		356	416
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- CB18, Cl A4
5.440%, 06/12/47		880	922
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
5.309%, 12/25/34 (B)		369	356
London and Regional Debt Securitisation, Ser 1, Cl A
0.950%, 10/15/14 (B)(C)		150	218
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/44 (B)		420	451
Silverstone, Ser 2009-1, Cl A2
2.187%, 01/21/55		300	471
Storm, Ser 2006-1, Cl A2
1.126%, 04/22/48 (B)		1,190	1,561
Talisman Finance, Ser 7, Cl H
3.266%, 04/22/17 (B)		485	65

Total Mortgage-Backed Securities (Cost $18,522) ($ Thousands)			17,705

CORPORATE OBLIGATIONS — 2.8%

United States — 2.8%
AES
7.750%, 03/01/14		110	117
Alcoa
6.150%, 08/15/20		225	231
American Tower
5.050%, 09/01/20		315	310
Anadarko Petroleum
6.375%, 09/15/17		455	496
Bank of America
5.875%, 01/05/21		130	134
CCO Holdings
8.125%, 04/30/20 (A)		90	95
CIGNA
5.125%, 06/15/20		154	160
Citigroup
4.750%, 05/19/15		240	251
CMS Energy
8.750%, 06/15/19		225	265
Dominion Resources
6.400%, 06/15/18		400	465
Duke Realty
6.750%, 03/15/20 (F)		140	152
Embarq
7.082%, 06/01/16		448	495
Equities
8.125%, 06/01/19		285	332
Goldman Sachs Group
6.000%, 06/15/20		45	49

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Hess
8.125%, 02/15/19	141	$178
Humana
7.200%, 06/15/18	280	316
6.450%, 06/01/16	40	44
6.300%, 08/01/18	50	54
Jefferies Group
6.875%, 04/15/21	154	160
Kinder Morgan Energy Partners
6.550%, 09/15/40	255	268
Limited Brands
5.250%, 11/01/14	315	326
Lincoln National
8.750%, 07/01/19	128	160
McGraw-Hill
5.900%, 11/15/17	325	352
McKesson
5.250%, 03/01/13	440	473
Mirant Americas Generation
8.500%, 10/01/21	399	399
Mohawk Industries
6.625%, 01/15/16	375	402
Morgan Stanley
3.450%, 11/02/15	225	219
Motiva Enterprises
5.750%, 01/15/20 (A)	400	449
Motorola
7.500%, 05/15/25	85	92
6.500%, 09/01/25	531	546
NBC Universal
5.150%, 04/30/20 (A)	200	207
Nisource Finance
6.800%, 01/15/19	235	272
Nissan Motor
3.250%, 01/30/13 (A)	430	439
NRG Energy
7.375%, 02/01/16	225	231
Principal Financial Group
7.875%, 05/15/14	290	334
Progress Energy
6.050%, 03/15/14	160	178
RRI Energy
7.875%, 06/15/17	225	218
Ryder System
7.200%, 09/01/15	108	124
SLM MTN
5.050%, 11/14/14	600	573
Time Warner Cable
7.500%, 04/01/14	385	442
Union Bank MTN
5.950%, 05/11/16	392	417
Union Electric
6.700%, 02/01/19	45	52
United States Steel
6.050%, 06/01/17	300	296
Valero Energy
9.375%, 03/15/19	345	428
Viacom
5.625%, 09/15/19	325	361
Wachovia Capital Trust III
5.800%, 12/31/49 (B)	385	334

9	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Wal-Mart Stores
5.000%, 10/25/40		145	$141
Wellpoint
7.000%, 02/15/19		90	106
WellPoint
4.350%, 08/15/20		145	144
Whirlpool MTN
8.600%, 05/01/14		298	344
Williams
7.875%, 09/01/21		82	97

Total Corporate Obligations (Cost $12,973) ($ Thousands)			13,728

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds
4.375%, 11/15/39 to 05/15/40		225	226
3.875%, 08/15/40		1,290	1,188
3.500%, 02/15/39		75	65
U.S. Treasury Notes
4.750%, 01/31/12		325	340
4.500%, 11/15/15		1,100	1,231
3.500%, 05/15/20		2,200	2,254
2.000%, 11/30/13		4,300	4,428

Total U.S. Treasury Obligations (Cost $9,722) ($ Thousands)			9,732

ASSET-BACKED SECURITIES — 1.7%

Automotive — 0.5%
Auto Compartiment, Ser 2006-1, Cl B
1.275%, 07/25/17 (B)		500	649
Auto Compartiment, Ser 2007-1, Cl A
1.145%, 02/25/19 (B)		590	783
FTA Santander Auto, Ser 2005-1, Cl A
1.094%, 11/25/21 (B)		80	106
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A2
1.110%, 02/15/12		338	338
Santander Consumer Finance, Ser 2007-1, Cl A
1.029%, 09/20/22 (C)		163	206

			2,082

Credit Card — 0.5%
Citibank Credit Card Issuance Trust, Ser A4, Cl A4
5.375%, 04/11/11	EUR	1,900	2,568

Mortgage Related Securities — 0.2%
Countrywide Asset-Backed Certificates, Ser 2007-2, Cl 2A1
0.303%, 08/25/37 (B)		632	610
Soundview Home Equity Loan Trust, Ser 2007-NS1, Cl A1
0.373%, 01/25/37 (B)		449	439

			1,049

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligation — 0.0%
Skyline, Ser 2007-1, Cl D
1.826%, 07/22/43 (B)(C)	200	$171

Other Asset-Backed Securities — 0.5%
Amstel Corporate Loan Offering, Ser 2007-1, Cl A2
1.058%, 03/25/17 (B)(C)	917	1,169
Lambda Finance, Ser 2005-1X, Cl A2
1.288%, 11/15/29 (B)(C)	299	392
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.388%, 10/25/16	754	764

		2,325

Total Asset-Backed Securities (Cost $8,018) ($ Thousands)		8,195

Total Investments — 97.9% (Cost $461,402) ($ Thousands)§		$471,940

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/4/11-2/2/11	BRL	754	USD	438	$(15)
1/6/11-3/16/11	EUR	270,951	USD	359,620	(3,848)
1/6/11-3/16/11	USD	147,785	EUR	111,476	1,743
1/7/11-3/16/11	CAD	25,608	USD	25,229	(532)
1/7/11-3/16/11	GBP	70,527	USD	110,071	(312)
1/7/11-3/16/11	JPY	10,669,195	USD	129,084	(2,514)
1/7/11-3/16/11	MXP	46,206	USD	3,707	(32)
1/7/11-3/16/11	NOK	7,685	USD	1,275	(45)
1/7/11-3/16/11	SEK	32,640	USD	4,743	(105)
1/7/11-3/16/11	USD	25,945	GBP	16,778	312
1/7/11-3/16/11	USD	37,673	JPY	3,081,972	349
1/12/11	PLN	6,878	USD	2,352	24
1/21/11-3/16/11	USD	16,307	CAD	16,576	362
1/21/11-3/16/11	USD	3,417	KRW	3,890,315	13
1/26/11	COP	782,882	USD	414	3
2/3/11	USD	797	MXP	9,904	5
2/3/11-3/16/11	USD	17,047	NOK	104,239	846
2/3/11-3/16/11	USD	17,303	SEK	120,991	663
2/9/11-3/16/11	NZD	2,798	USD	2,081	(97)
2/10/11-3/16/11	ZAR	12,219	USD	1,755	(80)
2/11/11-3/16/11	DKK	11,612	USD	2,070	(20)
2/17/11-3/16/11	USD	2,932	AUD	2,989	109
3/3/11	CAD	11,345	AUD	11,350	139
3/3/11	NOK	94,102	GBP	9,890	(678)
3/3/11-3/16/11	AUD	15,880	USD	15,356	(790)
3/3/11-3/16/11	CHF	12,674	USD	12,762	(850)
3/16/11	CZK	5,583	USD	296	(3)
3/16/11	KRW	368,126	USD	320	(5)
3/16/11	MYR	1,001	USD	318	(6)
3/16/11	SGD	3,409	USD	2,597	(65)
3/16/11	USD	1,460	CHF	1,415	60
3/16/11	USD	157	NZD	210	6
3/16/11	USD	653	SGD	845	7

					$(5,356)

10	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2010, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(93,302)	91,368	$(1,934)
Barclays	(111,324)	109,796	(1,527)
BNP Paribas	(8,806)	8,814	7
Brown Brothers Harriman	(357,918)	357,984	66
Citigroup	(4,372)	4,313	(59)
Credit Suisse First Boston	(18,156)	18,230	74
Deutsche Bank	(19,715)	19,282	(433)
Edward D. Jones	(6,063)	6,098	35
Goldman Sachs	(20,980)	21,684	705
HSBC	(74,674)	76,334	1,660
JPMorgan Chase Bank	(209,816)	206,453	(3,363)
National Australia Bank	(203)	207	4
RBC	(1,127)	1,125	(3)
Royal Bank of Scotland	(333)	332	(1)
Societe Generale	(480)	495	15
UBS	(32,225)	31,941	(284)
Westpac Banking	(23,322)	23,004	(318)

			$(5,356)

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-Year Euro$	(8)	Mar-2011	$(5)
Australian 10-Year Bond	2	Mar-2011	2
Australian 3-Year Bond	8	Mar-2011	—
Canadian 10-Year Bond	7	Mar-2011	2
Euro-Bobl	33	Mar-2011	—
Euro-Buxl 30 Year Bond	6	Mar-2011	3
Euro-Schatz	71	Mar-2011	(13)
Japanese 10-Year Bond	3	Mar-2011	23
Long Gilt 10-Year Bond	(9)	Mar-2011	(14)
U.S. 10-Year Treasury Note	(38)	Mar-2011	98
U.S. 2-Year Treasury Note	(74)	Mar-2011	26
U.S. 5-Year Treasury Note	(139)	Mar-2011	37
U.S. Long Treasury Bond	(16)	Mar-2011	41

			$200

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at December 31, 2010, is as follows:
Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Morgan Stanley	Prudential Financial 4.500% 07/15/13	SELL	5.00	09/20/14	(350)	$50

11	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount		Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank	3.83%	3-Month LIBOR	03/31/20	USD	2,650,000	$(152)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/19	GBP	2,500,000	(144)
Deutsche Bank	3.45%	6-Month EUR LIBOR	10/16/19	EUR	3,400,000	(130)
Deutsche Bank	6-Month EURIBOR	4.17%	03/28/13	EUR	7,000,000	801
JPMorgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/27	JPY	750,000,000	793
JPMorgan Chase Bank	6-Month EURIBOR	4.38%	01/07/13	EUR	5,400,000	684
JPMorgan Chase Bank	4.20%	6-Month EURIBOR	03/30/12	EUR	3,000,000	(257)
JPMorgan Chase Bank	6-Month JPY LIBOR	1.29%	03/26/12	JPY	1,300,000,000	214

						$1,809

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$422,575	$5	$422,580
Mortgage-Backed Securities	—	17,705	—	17,705
Corporate Obligations	—	13,728	—	13,728
U.S. Treasury Obligations	—	9,732	—	9,732
Asset-Backed Securities	—	8,195	—	8,195

Total Investments in Securities	$—	$471,935	$5	$471,940

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$200	$—	$—	$200
Forward Contracts*	—	(5,356)	—	(5,356)
Credit Default Swap	—	50	—	50
Interest Rate Swaps	—	1,809	—	1,809

Total Other Financial Instruments	$200	$(3,497)	$—	$(3,297)

*	Future contracts and forward contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Global Bonds
Beginning balance as of October 1, 2010	$5
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases	—
Net Sales
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2010	$5

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Percentages are based on a Net Assets of $482,125($ Thousands).

(1)	In local currency unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2010.
(C)	Securities considered illiquid. The total market value of such securities as of December 31, 2010 was $6,811 ($ Thousands) and represented 1.4% of Net Assets.
(D)	Security in default on interest payments.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Real Estate Investments Trust.
§	At December 31, 2010, the tax basis cost of the Fund’s investments was $461,402 ($ Thousands), and the unrealized appreciation and depreciation were $21,923($ Thousands) and ($11,385)($ Thousands), respectively.

12	SEI Institutional International Trust / Quarterly Holdings / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

COP — Columbian Peso

CZK — Czech Republic Koruna

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate (check manually)

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — South Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zlotty

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Credit Default Swaps

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

As of December 31, 2010, the Fund is the buyer (“receiving protection”) on a total notional amount of $— million)1 and is the seller (“providing protection”) on a total notional amount of $0.35 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

13	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2010

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value written credit derivatives	$49,238	—	—	—	$49,238
Maximum potential amount of future payments	$350,000	—	—	—	$350,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0 - 100	—	—	—	—	—	—
101- 250	—	—	$350,000	—	—	$350,000
251- 500	—	—		—		—
501- 1000	—	—	—	—	—	—
> than 1,000	—	—	—	—	—	—

Total	—	—	$350,000	—	—	$350,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

14	SEI Institutional International Trust / Quarterly Holdings / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 91.8%

Argentina — 4.8%
Arcor
7.250%, 11/09/17		409	$436
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/22 (A)		610	660
IRSA
11.500%, 07/20/20		810	909
Province of Buenos Aires
9.625%, 04/18/28 (A)(B)		1,605	1,332
9.625%, 04/18/28 (B)		695	577
9.375%, 09/14/18 (B)		470	411
Province of Medoza
5.500%, 09/04/18 (B)		337	287
Province of Neuquen
8.656%, 10/18/14 (A)(B)		148	156
Republic of Argentina
8.750%, 06/02/17		2,511	2,599
8.280%, 12/31/33		2,236	2,073
8.280%, 12/31/33		4,638	4,302
7.820%, 12/31/33	EUR	2,115	2,171
7.820%, 12/31/33	EUR	3,166	3,250
7.000%, 10/03/15		5,012	4,808
7.000%, 04/17/17		2,401	2,182
7.000%, 10/03/15		800	770
7.000%, 09/12/13		2,011	2,016
5.830%, 12/31/33 (C)	ARS	589	279
5.450%, 12/31/33 (C)	EUR	4,219	4,428
2.500%, 03/31/19 (D)		4,840	2,166
1.269%, 12/15/35 (C)		6,360	964
0.000%, 08/03/12 (C)		10,377	2,475
Transportadora Gas Norte
7.500%, 12/31/12 (B)(D)(E)		130	71
7.500%, 12/31/12 (A)(B)(D)(E)		260	143
7.500%, 12/31/12 (E)		420	231
6.500%, 12/31/12 (A)(B)(D)(E)		30	17
6.500%, 12/31/12 (B)(D)(E)		81	45
6.500%, 12/31/12 (B)(D)(E)		72	40
WPE International
10.375%, 09/30/20		650	637

			40,435

Bahrain — 0.2%
Kingdom of Bahrain
5.500%, 03/31/20 ( A)		1,215	1,237

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Barbados — 0.4%
Columbus International
11.500%, 11/20/14 (A)		1,600	$1,776
11.500%, 11/20/14		1,432	1,589
Government of Barbados
7.000%, 08/04/22 (A)		300	305

			3,670

Belize — 0.0%
Government of Belize
6.000%, 02/20/29 (B)		400	352

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
0.000%, 12/11/17 (B)(C)	DEM	2,204	1,058

Brazil — 7.8%
Banco Bradesco
5.900%, 01/16/21 (A)		700	701
Banco Cruzeiro do Sul
8.875%, 09/22/20 (A)		1,037	1,033
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		1,725	1,893
5.500%, 07/12/20 (A)		400	411
Banco Votorantim
7.375%, 01/21/20 (A)		720	759
BM&F Bovespa
5.500%, 07/16/20 (A)		163	166
BR Properties SA
9.000%, 12/31/49		762	768
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/13	BRL	10,600	6,142
CSN Resources
6.500%, 07/21/20 (A)		828	874
Federal Republic of Brazil
11.000%, 08/17/40		150	202
10.125%, 05/15/27		2,555	3,909
10.000%, 01/01/21	BRL	2,530	1,343
8.875%, 04/15/24		1,520	2,098
8.750%, 02/04/25		598	822
8.250%, 01/20/34		3,260	4,344
7.125%, 01/20/37		1,735	2,069
6.000%, 01/17/17		3,925	4,441
5.875%, 01/15/19		3,267	3,626
5.625%, 01/07/41		1,050	1,042
4.875%, 01/22/21		550	561
Fibria Overseas Finance
7.500%, 05/04/20 (A)		1,358	1,426
General Shopping Finance
10.000%, 12/31/49		922	874
Gerdau Trade
5.750%, 01/30/21 (A)		452	453

1	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

JBS Finance II
8.250%, 01/29/18		1,820	$1,829
8.250%, 01/29/18		500	502
Minerva Overseas
10.875%, 11/15/19		310	328
10.875%, 11/15/19		529	559
Nota Do Tesouro Nacional
10.000%, 01/01/21	BRL	15,900	8,484
10.000%, 01/01/17	BRL	2,200	1,215
6.000%, 05/15/15	BRL	6,700	7,927
6.000%, 08/15/20	BRL	1,600	1,911
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (A)		1,630	1,695
Rearden G Holdings EINS GmbH
7.875%, 03/30/20 (A)		175	185
Vale Overseas
4.625%, 09/15/20		679	672
Voto-Votorantim
6.750%, 04/05/21 (A)		306	320
6.625%, 09/25/19 (A)		490	510

			66,094

Chile — 0.8%
Banco Estado
4.125%, 10/07/20 (A)		700	665
Celulosa Arauco y Constitucion
5.000%, 01/21/21 (A)		461	453
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)		550	593
6.250%, 07/08/19		700	755
5.250%, 08/10/20 (A)		500	500
Nacional del Cobre de Chile
7.500%, 01/15/19		500	609
6.150%, 10/24/36 (F)		2,200	2,402
3.750%, 11/04/20 (A)		1,200	1,137

			7,114

China — 1.1%
Central China Real Estate
12.250%, 10/20/15		436	472
China Oriental Group
8.000%, 08/18/15 (A)		1,974	2,083
Evergrande Real Estate
13.000%, 01/27/15		155	169
13.000%, 01/27/15		708	771
Kaisa Group Holdings
13.500%, 04/28/15		539	551
Sinochem Overseas Capital
6.300%, 11/12/40 (A)		616	630
4.500%, 11/12/20 (A)		4,556	4,490
Sino-Forest Corporation
6.250%, 10/21/17 (A)		430	434

			9,600

Colombia — 4.2%
Bogota Distrio Capital
9.750%, 07/26/28 (A)	COP	9,020,000	6,337
Ecopetrol
7.625%, 07/23/19 (A)		500	578

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of Colombia
11.750%, 02/25/20		1,645	$2,480
10.375%, 01/28/33		400	600
8.125%, 05/21/24		2,300	2,904
7.375%, 01/27/17		3,807	4,492
7.375%, 09/18/37		10,100	11,968
7.375%, 03/18/19		4,470	5,364
6.125%, 01/18/41		1,275	1,307

			36,030

Croatia — 0.9%
Government of Croatia
6.750%, 11/05/19		1,333	1,395
6.625%, 07/14/20 (A)(F)		4,918	5,077
Zagrebacki Holding
5.500%, 07/10/17	EUR	1,100	1,180

			7,652

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)	EUR	450	613

Dominican Republic — 0.2%
Cap Cana
10.000%, 04/30/16		663	345
10.000%, 04/30/16		539	383
Republic of Dominican Republic
9.040%, 01/23/18		16	18
7.500%, 05/06/21 (A)		750	808

			1,554

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15		550	511

Egypt — 0.4%
Government of Egypt
5.750%, 04/29/20		850	884
5.750%, 04/29/20 (A)		1,248	1,285
Nile Finance
5.250%, 08/05/15		600	618
Orascom Telecom Finance SCA
7.875%, 02/08/14		557	518

			3,305

El Salvador — 0.8%
Republic of El Salvador
8.250%, 04/10/32		250	277
7.650%, 06/15/35		4,386	4,638
7.375%, 12/01/19		200	221
7.375%, 12/01/19 (A)		930	1,028
Telemovil Finance
8.000%, 10/01/17 (A)		900	927

			7,091

2	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2010

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Georgia — 0.5%
BG Finance for JSC Bank of Georgia
9.000%, 02/08/12	1,850	$1,850
Republic of Georgia
7.500%, 04/15/13	1,950	1,999

		3,849

Germany — 0.1%
Deutsche Bank
10.394%, 08/29/14 (A)(C)	1,188	1,191

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17 (A)	500	561
8.500%, 10/04/17	800	904

		1,465

Hong Kong — 0.2%
Bank of China Hong Kong
5.550%, 02/11/20 (A)	1,700	1,776

Hungary — 0.1%
Republic of Hungary
6.250%, 01/29/20	1,100	1,064

India — 0.4%
Axis Bank
4.750%, 05/02/16 (A)	644	646
ICICI Bank
5.750%, 11/16/20 (A)	1,523	1,516
Indian Oil
4.750%, 01/22/15	200	206
Reliance Holdings USA
6.250%, 10/19/40	300	300
State Bank of India
4.500%, 07/27/15 (A)	650	665
Vedanta Resources
9.500%, 07/18/18 (A)	79	86

		3,419

Indonesia — 5.1%
Bakrie Telecom Pte
11.500%, 05/07/15	105	114
Bumi Invest
10.750%, 10/06/17 (A)	500	545
Indo Integrated Energy
9.750%, 11/05/16	346	391
Indosat Palapa BV
7.375%, 07/29/20 (A)	1,202	1,328

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Majapahit Holding
8.000%, 08/07/19 (A)		500	$584
8.000%, 08/07/19		150	175
7.875%, 06/29/37 (A)(B)		355	408
7.750%, 01/20/20		300	346
7.750%, 10/17/16		750	868
7.750%, 01/20/20 (A)		350	403
7.250%, 10/17/11		450	469
PT Adaro
7.625%, 10/22/19 (A)		305	333
Republic of Indonesia
12.800%, 06/17/21	IDR	6,389,000	952
11.625%, 03/04/19 (A)		1,425	2,113
11.625%, 03/04/19		4,528	6,713
11.000%, 11/15/20	IDR	14,300,000	1,935
10.375%, 05/04/14		1,350	1,677
9.500%, 06/15/15	IDR	15,558,000	1,900
8.500%, 10/12/35		2,850	3,734
8.500%, 10/12/35		550	720
7.750%, 01/17/38		5,065	6,154
7.500%, 01/15/16		1,000	1,172
7.250%, 04/20/15		130	151
6.875%, 03/09/17		1,289	1,490
6.875%, 01/17/18 (A)(F)		1,400	1,624
6.875%, 01/17/18		1,950	2,262
6.750%, 03/10/14 (A)		350	393
6.750%, 03/10/14		950	1,064
6.625%, 02/17/37		1,550	1,693
5.875%, 03/13/20 (A)		1,024	1,124
Star Energy
11.500%, 02/12/15		400	455

			43,290

Iraq — 1.4%
Republic of Iraq
5.800%, 01/15/28 (F)		13,069	11,893

Ivory Coast — 0.2%
Government of Ivory Coast
2.500%, 12/31/32		4,013	1,766

Jamaica — 0.3%
Digicel Group
10.500%, 04/15/18		960	1,056
9.125%, 01/15/15 (A)		592	599
8.875%, 01/15/15 (A)		1,050	1,061

			2,716

Kazakhstan — 4.3%
BTA Bank JSC
10.750%, 01/01/13 (D)		264	285
10.750%, 01/01/13 (A)(D)		1,202	1,298
0.000%, 07/01/20 (A)(C)		2,492	191
CenterCredit International
8.625%, 01/30/14		2,400	2,442

3	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Development Bank of Kazakhstan JSC
5.500%, 12/20/15 (A)		650	$655
HSBK Europe
9.250%, 10/16/13		825	900
7.250%, 05/03/17		960	967
Kazatoprom
6.250%, 05/20/15		300	318
Kazkommerts International
8.700%, 04/07/14 (C)		1,300	1,079
8.500%, 04/16/13		1,150	1,121
8.000%, 11/03/15		1,900	1,769
7.875%, 04/07/14		500	474
7.500%, 11/29/16 (B)		2,550	2,225
6.875%, 02/13/17	EUR	450	531
6.250%, 05/20/15		1,123	1,190
Kazkommertsbank MTN
12.850%, 12/18/12		600	621
KazMunaiGaz Finance Sub
11.750%, 01/23/15 (A)		2,673	3,318
11.750%, 01/23/15		350	435
9.125%, 07/02/18		1,329	1,555
9.125%, 07/02/18 (A)		2,400	2,808
8.375%, 07/02/13		2,900	3,194
7.000%, 05/05/20		650	676
7.000%, 05/05/20 (A)		1,843	1,917
KazMunayGas National
6.375%, 04/09/21 (A)		3,056	3,029
Republic of Kazakhstan
6.375%, 10/06/20 (A)		1,620	1,691
Tengizchevroil Finance
6.124%, 11/15/14		286	299
Zhaikmunai Finance BV
10.500%, 10/19/15 (A)		1,849	1,860

			36,848

Lebanon — 0.0%
Republic of Lebanon MTN
9.000%, 03/20/17		100	120

Lithuania — 0.8%
Republic of Lithuania
7.375%, 02/11/20 (A)		1,200	1,326
7.375%, 02/11/20		1,250	1,384
6.750%, 01/15/15 (A)		1,150	1,242
5.125%, 09/14/17 (A)		2,575	2,537

			6,489

Malaysia — 3.4%
Axiata SPV1 Labuan
5.375%, 04/28/20		250	254
Government of Malaysia
3.835%, 08/12/15	MYR	10,610	3,499
3.741%, 02/27/15	MYR	10,560	3,477
Malaysia Sukuk Global
3.928%, 06/04/15 (A)		400	415
Petroliam Nasional
7.625%, 10/15/26		925	1,182

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Petronas Capital
7.875%, 05/22/22 (A)		250	$322
7.875%, 05/22/22		7,405	9,497
5.250%, 08/12/19		1,200	1,287
5.250%, 08/12/19 (A)		8,745	9,380

			29,313

Mexico — 8.5%
Alestra
11.750%, 08/11/14 (F)		620	713
Axtel
9.000%, 09/22/19		895	850
7.625%, 02/01/17 (A)		109	101
BBVA Bancomer
6.008%, 05/17/22 (C)		670	669
Cemex
9.250%, 05/12/20 (A)		1,763	1,732
9.250%, 05/12/20		686	674
Cemex Espana
8.875%, 05/12/17	EUR	51	60
Cemex Finance
9.500%, 12/14/16		500	516
Cemex Finance Europe BV
4.750%, 03/05/14	EUR	731	809
Desarrolladora Homex
7.500%, 09/28/15		225	232
GEO
9.250%, 06/30/20 (A)		1,190	1,348
9.250%, 06/30/20		500	566
Grupo Senda
10.500%, 10/03/15		3,665	3,702
Hipotecaria Su Casita
8.500%, 10/04/16 (A)		189	79
8.500%, 10/04/16		65	27
Mexican Bonos
9.000%, 06/20/13	MXP	7,200	631
8.500%, 12/13/18	MXP	49,400	4,425
7.500%, 06/21/12	MXP	7,600	639
Mexican Bonos, Ser M10
7.250%, 12/15/16	MXP	10,700	901
Mexican Bonos, Ser MI10
9.500%, 12/18/14	MXP	10,161	922
9.000%, 12/20/12	MXP	28,270	2,456
Mexican Udibonos
5.000%, 06/16/16	MXP	11,600	4,836
4.000%, 06/13/19	MXP	4,770	1,912
NII Capital
10.000%, 08/15/16		3,759	4,163
Oceanografia
11.250%, 07/15/15		1,029	633
Pemex Finance
9.150%, 11/15/18		1,595	2,036
Pemex Project Funding Master Trust
6.625%, 06/15/35		2,546	2,591
5.750%, 03/01/18		1,505	1,609
Petroleos Mexicanos
8.000%, 05/03/19		700	843
6.000%, 03/05/20 (A)		300	318

4	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2010

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

United Mexican States
8.300%, 08/15/31	6,304	$8,321
8.125%, 12/30/19	550	700
6.625%, 03/03/15	1,650	1,897
6.050%, 01/11/40	3,350	3,442
5.950%, 03/19/19	1,450	1,617
5.625%, 01/15/17	5,794	6,408
5.125%, 01/15/20	650	678
United Mexican States, Ser A MTN
8.000%, 09/24/22	4,986	6,357
6.750%, 09/27/34	1,848	2,079

		72,492

Nigeria — 0.1%
GTB Finance
8.500%, 01/29/12	600	611
UBS
9.350%, 09/04/17 (A)(B)(C)	750	521

		1,132

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13 (B)	2,250	337

Pakistan — 0.5%
Republic of Pakistan
7.125%, 03/31/16	2,460	2,215
6.875%, 06/01/17	2,240	1,949

		4,164

Panama — 2.1%
Republic of Panama
9.375%, 04/01/29	5,338	7,487
9.375%, 01/16/23	560	759
8.875%, 09/30/27	975	1,336
8.125%, 04/28/34	820	1,025
7.250%, 03/15/15	1,523	1,759
6.700%, 01/26/36	4,161	4,639
5.200%, 01/30/20	444	471

		17,476

Peru — 2.5%
Banco de Credito del Peru
5.375%, 09/16/20 (A)	1,210	1,192
Continental Senior Trustees Cayman
5.500%, 11/18/20 (A)	771	749
Interoceanica IV Finance
3.914%, 11/30/25 (A)(B)(G)	905	432
3.725%, 11/30/18 (A)(B)(G)	408	312
Peru Enhanced Pass-Through Finance
3.679%, 05/31/18 (A)(B)(G)	545	436
3.640%, 05/31/18 (G)	202	161

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of Peru
8.750%, 11/21/33		6,521	$8,950
8.375%, 05/03/16		600	741
7.350%, 07/21/25		5,710	6,946
7.125%, 03/30/19		997	1,191
6.550%, 03/14/37		345	378

			21,488

Philippines — 5.2%
National Power
9.625%, 05/15/28 (B)		1,400	1,911
Power Sector
7.390%, 12/02/24		800	948
7.250%, 05/27/19		150	176
Republic of the Philippines
10.625%, 03/16/25		3,600	5,535
9.500%, 02/02/30		3,250	4,680
8.875%, 03/17/15		75	92
8.375%, 06/17/19		1,500	1,939
7.750%, 01/14/31		5,623	6,930
7.500%, 09/25/24		11,059	13,686
6.375%, 10/23/34		4,840	5,130
4.000%, 01/15/21		3,656	3,548

			44,575

Poland — 1.7%
Polish Television Holding
13.000%, 11/15/14 (A)(D)	EUR	600	805
Republic of Poland
6.375%, 07/15/19		9,629	10,786
4.000%, 03/23/21	EUR	736	936
TVN Finance
10.750%, 11/15/17 (A)	EUR	1,300	1,923

			14,450

Qatar — 1.8%
Government of Qatar
9.750%, 06/15/30		425	631
6.400%, 01/20/40 (A)		710	770
5.250%, 01/20/20 (A)		5,650	5,961
5.250%, 01/20/20		1,480	1,569
4.000%, 01/20/15 (A)		300	311
Qatari Diar Finance
5.000%, 07/21/20 (A)		2,000	1,991
Qtel International Finance
7.875%, 06/10/19		2,574	3,075
6.500%, 06/10/14 (A)		200	219
5.000%, 10/19/25 (A)		420	380
4.750%, 02/16/21 (A)		457	436

			15,343

Russia — 8.2%
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/17 (A)		675	687
Alfa Diversified Payment Rights Finance MTN
2.202%, 12/15/11 (A)(C)		112	103
Alfa Invest MTN
9.250%, 06/24/13 (A)(B)		750	811

5	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Alfa Issuance MTN
8.000%, 03/18/15		417	$433
Alrosa Finance
7.750%, 11/03/20 (A)		1,428	1,498
Bank of Moscow
7.500%, 11/25/15 (B)(C)		1,200	1,156
Edel Capital for Sinek Capital
7.700%, 08/03/15		500	527
Gaz Capital
8.625%, 04/28/34		270	324
6.510%, 03/07/22 (A)		636	649
MTS International Funding
8.625%, 06/22/20 (A)		1,840	2,091
RSHB Capital
7.750%, 05/29/18		450	487
6.299%, 05/15/17		100	101
Russian Federal Bond - OFZ
11.200%, 12/17/14	RUB	42,300	1,582
10.550%, 07/08/11	RUB	97,900	3,306
Russian Federation Registered
12.750%, 06/24/28		2,310	4,002
7.500%, 03/31/30		27,017	31,245
Russian Foreign Bond - Eurobond
5.000%, 04/29/20 (A)		1,500	1,500
3.625%, 04/29/15		300	300
RZD Capital MTN
5.739%, 04/03/17		650	675
SCF Capital
5.375%, 10/27/17 (A)		1,600	1,566
Severstal OAO Via Steel Capital
6.700%, 10/25/17 (A)		857	846
Teorema
11.000%, 10/27/09 (E)		3,400	340
TNK-BP Finance
7.875%, 03/13/18 (A)		147	167
7.500%, 07/18/16 (A)		365	405
7.250%, 02/02/20 (A)		352	383
6.250%, 02/02/15 (A)		202	214
Vimpel Communications
9.125%, 04/30/18		850	965
9.125%, 04/30/18 (A)(B)		600	683
8.375%, 04/30/13		940	1,014
8.250%, 05/23/16		570	623
Vnesheconombank Via VEB Finance
6.902%, 07/09/20 (A)		2,985	3,127
6.800%, 11/22/25 (A)		1,000	998
5.450%, 11/22/17 (A)		700	698
VTB Bank Via VTB Capital
6.551%, 10/13/20 (A)		960	943
VTB Capital
6.875%, 05/29/18		3,400	3,591
6.609%, 10/31/12 (A)		950	1,013
6.250%, 06/30/35		381	391

			69,444

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15 (A)		1,200	$1,186

Singapore — 0.3%
Sea Product
2.192%, 02/18/15 (B)		2,395	1,784
STATS ChipPAC
7.500%, 08/12/15 (A)		602	649
Yanlord Land Group
9.500%, 05/04/17		114	120

			2,553

South Africa — 2.1%
Consol Glass MTN
7.625%, 04/15/14	EUR	221	297
Edcon Proprietary
4.276%, 06/15/14 (C)	EUR	2,900	3,268
Gold Fields Orogen Holdings
4.875%, 10/07/20		504	482
Myriad International Holding BV
6.375%, 07/28/17 (A)		2,489	2,607
Republic of South Africa
8.500%, 06/23/17		860	1,075
6.875%, 05/27/19		2,027	2,374
6.750%, 03/31/21	ZAR	12,840	1,751
6.500%, 06/02/14		2,195	2,469
5.875%, 05/30/22		1,900	2,043
5.500%, 03/09/20		1,400	1,489

			17,855

South Korea — 0.3%
Export-Import Bank of Korea
8.125%, 01/21/14		720	823
5.875%, 01/14/15		695	753
Republic of Korea
7.125%, 04/16/19		900	1,072

			2,648

Sri Lanka — 0.1%
Republic of Sri Lanka
7.400%, 01/22/15 (A)		450	496
6.250%, 10/04/20 (A)		350	355

			851

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19		485	571
Eurasian Development Bank
7.375%, 09/29/14 (A)		275	297

			868

Thailand — 0.4%
True Move
10.750%, 12/16/13 (A)(B)		1,250	1,347
10.750%, 12/16/13		600	645
10.375%, 08/01/14		1,000	1,065

			3,057

6	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)		890	$1,068
6.000%, 05/08/22 (B)		1,969	1,975
6.000%, 05/08/22 (A)		335	336

			3,379

Tunisia — 0.3%
Banque Centrale de Tunisie
8.250%, 09/19/27		800	972
7.375%, 04/25/12		1,105	1,180
6.250%, 02/20/13	EUR	360	514

			2,666

Turkey — 4.1%
Akbank
5.125%, 07/22/15 (A)		1,000	1,010
Globus Capital Finance
8.500%, 03/05/12		500	470
Republic of Turkey
11.875%, 01/15/30		1,050	1,803
9.500%, 01/15/14		500	599
8.000%, 02/14/34		2,050	2,568
7.500%, 07/14/17		1,000	1,183
7.500%, 11/07/19		3,630	4,320
7.375%, 02/05/25		2,620	3,117
7.250%, 03/15/15		850	980
7.250%, 03/05/38		2,790	3,247
7.000%, 06/05/20		570	658
7.000%, 09/26/16		938	1,079
7.000%, 03/11/19		650	751
6.875%, 03/17/36		4,220	4,705
6.750%, 04/03/18		2,900	3,306
6.750%, 05/30/40		3,483	3,796
5.625%, 03/30/21		1,150	1,196

			34,788

Ukraine — 3.5%
Avangardco Investments
10.000%, 10/29/15		567	527
Biz Finance for Ukreximbank
8.375%, 04/27/15		1,650	1,695
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
8.000%, 11/06/15 (B)		215	197
7.650%, 09/07/11 (B)		500	509
6.800%, 10/04/12		750	753
DTEK Finance BV
9.500%, 04/28/15 (A)		620	642
9.500%, 04/28/15		512	530
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (A)		550	575

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Government of Ukraine
7.750%, 09/23/20 (A)		1,990	$2,025
7.650%, 06/11/13		250	263
7.650%, 06/11/13		700	736
6.875%, 09/23/15 (A)		3,301	3,355
6.750%, 11/14/17		850	847
6.580%, 11/21/16		1,500	1,500
6.580%, 11/21/16 (A)		1,340	1,340
JSC Commercial Bank
8.000%, 02/06/12		2,850	2,807
Metinvest BV
10.250%, 05/20/15		100	107
10.250%, 05/20/15 (A)		620	660
MHP
10.250%, 04/29/15		368	388
10.250%, 04/29/15		1,428	1,505
NAK Naftogaz Ukraine
9.500%, 09/30/14		8,223	8,963
Springvale Holdings
9.181%, 09/07/09 (B)(C)(E)		1,000	75

			29,999

United Arab Emirates — 3.0%
Abu Dhabi Government International Bond
6.750%, 04/08/19		1,000	1,165
Aldar Funding
5.767%, 11/10/11		2,897	2,854
Dolphin Energy
5.888%, 06/15/19 (A)		461	494
5.888%, 06/15/19		508	543
DP World
6.850%, 07/02/37		1,550	1,425
Dubai DOF Sukuk MTN
6.396%, 11/03/14		1,600	1,598
Dubai Electricity & Water Authority
8.500%, 04/22/15		228	242
8.500%, 04/22/15 (A)		1,300	1,382
7.375%, 10/21/20 (A)		2,216	2,073
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14	EUR	3,300	3,564
0.841%, 02/01/12 (C)		150	132
Dubai Sukuk Centre
0.677%, 06/13/12 (C)		1,100	919
Emirate of Abu Dhabi
6.750%, 04/08/19 (A)		470	545
Jafz Sukuk
3.741%, 11/27/12 (C)	AED	22,400	5,317
Nakheel Development
2.750%, 01/16/11		3,200	3,616

			25,869

Uruguay — 2.3%
Republic of Uruguay PIK
7.875%, 01/15/33		2,450	2,952

7	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of Uruguay
9.250%, 05/17/17		2,925	$3,773
8.000%, 11/18/22		7,707	9,537
7.625%, 03/21/36		2,395	2,844
6.875%, 09/28/25		401	457

			19,563

Venezuela — 5.1%
Government of Venezuela
13.625%, 08/15/18		2,100	2,048
13.625%, 08/15/18		144	140
12.750%, 08/23/22		100	89
10.750%, 09/19/13		400	385
9.375%, 01/13/34		1,880	1,274
9.250%, 05/07/28		3,015	2,035
9.250%, 09/15/27		2,520	1,877
9.000%, 05/07/23		7,256	4,934
8.500%, 10/08/14 (F)		5,236	4,424
8.250%, 10/13/24		3,755	2,384
7.750%, 10/13/19		2,375	1,591
7.650%, 04/21/25		3,520	2,218
7.000%, 03/31/38		100	56
7.000%, 12/01/18		230	152
6.000%, 12/09/20		880	506
5.750%, 02/26/16		1,363	961
Petroleos de Venezuela
5.500%, 04/12/37		3,400	1,573
5.375%, 04/12/27		10,879	5,195
5.250%, 04/12/17		8,915	5,104
5.000%, 10/28/15		3,176	1,810
4.900%, 10/28/14		7,216	4,510

			43,266

Vietnam — 0.2%
Republic of Vietnam
6.875%, 01/15/16		350	367
6.750%, 01/29/20		300	304
6.750%, 01/29/20 (A)		844	857

			1,528

Total Global Bonds (Cost $716,266) ($ Thousands)			782,492

LOAN PARTICIPATIONS — 2.6%

Angola — 0.2%
Republic of Angola
3.254%, 04/30/16	EUR	1,192	1,464

Cambodia — 0.2%
Camgsm PIK
12.761%, 05/25/11		1,943	1,943

Georgia — 0.0%
Ashmore Cayman
0.000%, 04/16/14 (G)		221	227

Indonesia — 0.2%
PT Bumi
0.505%, 08/07/13		1,743	1,788

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Mexico — 0.3%
Altos Hornos Promissory Note # 5
0.000%, 04/29/99 (B)(E)	2,500	$375
Altos Hornos Promissory Note # 6
0.000%, 04/29/99 (B)(E)	2,500	375
Altos Hornos Promissory Note (Counterparty: Deustche Bank)
0.000%, 12/31/49 (B)(E)	4,500	675
Altos Hornos Tranche A (Counterparty: Bank of America)
0.000%, 04/11/04 (B)(E)	6,540	981

		2,406

Russia — 0.2%
Snegri
10.500%, 10/10/11 (B)	2,222	1,777

Singapore — 1.5%
Connect International PIK
0.000%, 08/31/11 (B)(E)	9,161	9,190
Morton Bay
6.220%, 06/30/11 (B)	3,389	3,193

		12,383

Total Loan Participations (Cost $24,375) ($ Thousands)		21,988

CONVERTIBLE BONDS — 0.4%
Firstsource CV to 42,549.14 Shares
6.385%, 12/04/12 (G)	1,900	2,100
Suzlon Energy CV to 22.683 Shares
2.227%, 06/12/12	1,092	1,130
Suzlon Energy CV to 533.2762 Shares
2.500%, 07/25/14 (G)	450	400

Total Convertible Bonds (Cost $3,170) ($ Thousands)		3,630

	Number Of Warrants
WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A, Expires 10/27/11*(B)	226	—
Teorema Holding B, Expires 10/27/11*(B)	452	—

Total Warrants (Cost $78) ($ Thousands)		—

8	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2010

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.7%

United States — 0.7%
SEI Liquidity Fund, L.P., 0.210%**†(H)	6,534,794	$6,266

Total Affiliated Partnership (Cost $6,535) ($ Thousands)		6,266

Total Investments — 95.5% (Cost $750,424) ($ Thousands)§		$814,376

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/13/11-2/22/11	USD	4,134	INR	188,575	$64
1/18/11-1/26/11	EUR	16,788	USD	22,119	(400)
1/26/11	COP	9,506,000	USD	5,134	144
1/26/11	USD	4,939	COP	9,506,000	51
2/7/11	PLN	18,176	USD	5,882	(262)
2/7/11	USD	6,441	PLN	18,176	(298)
2/14/11	KRW	4,749,256	USD	4,133	(57)
5/20/11	CNY	12,692	USD	1,892	(36)
5/20/11-8/9/11	USD	5,162	CNY	34,474	98

					$(696)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2010, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	(4,939)	4,990	$51
Citigroup	(14,282)	14,514	232
Goldman Sachs	(1,680)	1,710	30
HSBC	(13,568)	13,412	(156)
JPMorgan Chase Bank	(15,646)	15,111	(535)
UBS	(10,333)	10,015	(318)

			$(696)

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. Ultra Long Treasury Bond	2	Mar-2011	$(5)

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

9	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2010

A summary of outstanding swap agreements held by the fund at December 31, 2010, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
HSBC	Republic of Korea 5.000% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,217,000	$20
Barclays Bank PLC	Republic of Korea 5.000% 06/10/22	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,237,000	(5)

							$15

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
HSBC	4.14%	KWCDC 3 Month Rate	12/02/20	KRW	4,200,000	$45

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	—	782,492	—	782,492
Loan Participations	—	—	21,988	21,988
Convertible Bonds	—	3,630	—	3.630
Warrants	—	—	—	—
Affiliated Partnership	—	6,266	—	6,266

Total Investments in Securities	$—	$792,388	$21,988	$814,376

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(5)	$—	$—	$(5)
Forward Contracts*	—	(696)	—	(696)
Total Return Swaps	—	15	—	15
Interest Rate Swap	—	45	—	45

Total Other Financial Instruments	$(5)	$(636)	$—	$(641)

*	Future contracts and forward contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

Loan Participations
Beginning balance as of October 1, 2010	$21,781
Accrued discounts/premiums	4
Realized gain/(loss)	(5)
Change in unrealized appreciation/(depreciation)	(528)
Net purchases	997
Net sales	(261)
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2010	$21,988

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$224

Percentages are based on a Net Assets of $852,340($ Thousands).

*	Non-income producing security

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Affiliated Security

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Securities considered illiquid. The total market value of such securities as of December 31, 2010 was $36,174($ Thousands) and represented 4.2% of Net Assets.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2010.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2010. The coupon on a step bond changes on a specified date.
(E)	Security in default on interest payments.
(F)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $6,038 ($ Thousands).

10	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2010

(G)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2010 was $6,266 ($ Thousands).

§	At December 31, 2010, the tax basis cost of the Fund’s investments was $750,424 ($ Thousands), and the unrealized appreciation and depreciation were $79,065($ Thousands) and ($15,113)($ Thousands), respectively.

AED — United Arab Emirates Dirham

ARS — Argentine Peso

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

CV — Convertible Security

DEM — German Mark

EUR — Euro

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — Korean Won

KWCDC — Korean Won Certificate of Deposit

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PIK — Payment-in-Kind

PLN — Polish Zloty

RUB — Russian Ruble

Ser — Series

USD — U.S. Dollar

ZAR — South African Rand

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional International Trust / Quarterly Report / December 31, 2010

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective (except as noted below), based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

Subsequent to the last fiscal quarter, the Registrant’s fund accounting agent has advised management that certain of their controls related to when changes to security terms recorded in the accounting system have not been authorized by the fund accounting agent’s management, including security interest yields, were not operating effectively.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting. Subsequent to the Registrant’s last fiscal quarter, a new control has been implemented to ensure the timely detection of changes to fixed income securities that materially impact a security’s interest yield.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Institutional International Trust

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, Chief Executive Officer

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, Chief Executive Officer

Date: March 1, 2011

By (Signature and Title)	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: March 1, 2011